UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4526

Name of Registrant: Vanguard Quantitative Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2007–March 31, 2008

Item 1: Reports to Shareholders

Vanguard

# Vanguard® Growth and Income Fund Semiannual Report

March 31, 2008

>	Vanguard Growth and Income Fund returned –14.3% for the fiscal half-year ended March 31, 2008.

>	The fund lagged both the return of its benchmark, the Standard & Poor’s 500 Index, and the average return of competing funds.

>	The financials, energy, and consumer-oriented sectors weighed heavily on the six-month performance.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	6
Fund Profile	8
Performance Summary	10
Financial Statements	11
About Your Fund’s Expenses	23
Glossary	25

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended March 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Growth and Income Fund
Investor Shares	VQNPX	–14.3%
Admiral™ Shares[1]	VGIAX	–14.3
S&P 500 Index		–12.5
Average Large-Cap Core Fund[2]		–13.0

Your Fund’s Performance at a Glance
September 30, 2007–March 31, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Growth and Income Fund
Investor Shares	$38.62	$29.10	$0.320	$4.008
Admiral Shares	63.08	47.53	0.556	6.545

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

Vanguard Growth and Income Fund returned –14.3% for the fiscal six months ended March 31, 2008. As the markets turned treacherous, the fund fell a few steps behind the Standard & Poor’s 500 Index and its peers among large-capitalization core funds, as shown in the table on page 1.

Strong performance in the information technology sector offset some of the fund’s missteps in the financials, energy, and consumer-oriented sectors.

Stocks of all sorts sank amid credit-market concerns

The broad U.S. stock market declined –12.4% for the six months ended March 31 as investor sentiment turned bearish amid fears of a U.S. recession, the weakening U.S. dollar, and the tightening of global credit markets in reaction to the subprime-mortgage crisis that began in midsummer 2007.

Large-capitalization stocks fared a bit better than small-caps, growth stocks generally outpaced their value-oriented counterparts, and international stocks again outperformed U.S. stocks over the six months; nonetheless, each stock group posted a negative return.

2

Bond markets were roiled by subprime-mortgage woes

Credit markets seized up as trouble spread from subprime-mortgage-backed securities to other issues. Investors flocked to higher-quality government and corporate bonds, driving U.S. Treasury bond prices higher.

Unlike stocks, the broad taxable bond market pushed forward, posting a total return of 5.2% for the fiscal half-year as lower interest rates depressed yields and bumped up prices. By contrast, tax-exempt municipal bonds returned only 0.7% as fixed income investors moved in droves to Treasuries in search of the highest-quality, most-liquid securities. This, combined with concerns about the financial strength of the insurers backing the highest-quality municipal bonds, pushed municipal yields above those of Treasuries.

In response to the tumult in the credit markets and the deteriorating economic outlook, the Federal Reserve Board reduced its target for the federal funds rate aggressively. The Fed continued a series of rate cuts that began late last summer, ending with a 0.75 percentage point cut in March. The target rate stood at 2.25% at the end of the period, the lowest level since early 2005.

Poor stock selection depressed fund’s returns

The Growth and Income Fund’s advisor, Franklin Portfolio Associates, LLC, uses computer models to select a broadly

Market Barometer
			Total Returns
		Periods Ended March 31, 2008
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–12.4%	–5.4%	11.9%
Russell 2000 Index (Small-caps)	–14.0	–13.0	14.9
Dow Jones Wilshire 5000 Index (Entire market)	–12.4	–5.8	12.5
MSCI All Country World Index ex USA (International)	–9.6	2.6	24.0

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	5.2%	7.7%	4.6%
Lehman Municipal Bond Index	0.7	1.9	3.9
Citigroup 3-Month Treasury Bill Index	1.7	4.2	3.0

CPI
Consumer Price Index	2.4%	4.0%	3.0%

1 Annualized.

3

diversified group of stocks with the goal of outpacing the S&P 500 Index. The fund struggled to achieve its objective in the first half of fiscal 2008, facing its biggest challenges in the financials, energy, and consumer-oriented sectors. Even though it had a bit less exposure to the poorly performing financials sector than the S&P 500 Index did, its subpar stock selection offset this potential benefit. The fund held some of the companies worst hit by the recent credit-market crisis, such as Citigroup (–53%), American International Group (–36%), and Wachovia (–44%).

Inferior stock picks also hurt the fund in the energy sector. For example, the fund had a larger position than the index in Valero Energy, a large U.S. refiner, which returned –27% as its profit margin got squeezed by the rising cost of crude oil and declining consumer demand for gasoline.

The consumer staples and consumer discretionary sectors also were among the fund’s weaker performers. The fund held larger stakes than the index in several poorly performing stocks, such as food distribution giant Sysco, which returned –17%. Making matters worse, the overall softening of the U.S. economy and cutbacks in consumer and business spending slashed the returns of media, retail, and home improvement outlets such as Time Warner, Amazon.com, and Sherwin-Williams.

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group
			Average
	Investor	Admiral	Large-Cap
	Shares	Shares	Core Fund
Growth and Income Fund	0.29%	0.16%	1.29%

1 Fund expense ratios reflect the six months ended March 31, 2008. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2007.

4

On the positive side of the ledger, the information technology and industrials sectors were bright spots in the fund’s otherwise lackluster performance. The fund managed to sidestep some of the damage in the tech sector by limiting its exposure to dismal performers such as Cisco Systems, which had a –27% return.

Maintain a diversified portfolio and focus on the long term

Vanguard Growth and Income Fund’s performance during the most recent fiscal half-year was disappointing, but it would be a mistake to accord much importance to it. In volatile markets, short-term performance can be an especially unreliable indicator of an investment strategy’s long-term prospects. We recommend that you take a long-term view of your individual investments and understand the role each fund plays in your portfolio.

A balanced, diversified, and low-cost portfolio of stocks, bonds, and money market funds can help you capture market returns over the long term regardless of short-term volatility. The Growth and Income Fund, with its broad, low-cost exposure to large-cap U.S. stocks, can play an important role in the stock portion of such a portfolio.

As I close this report to you, I would like to thank John Cone, of Franklin Portfolio Associates, who has done an admirable job advising the Growth and Income Fund. John plans to retire in July of this year, leaving the fund in the capable hands of Oliver Buckley, Franklin’s chief investment officer.

It’s also my pleasure to introduce the fund’s new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for our clients.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the fund’s board elected him president, effective March 1, and designated him to succeed me as chief executive officer, a role he will assume within a year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

April 14, 2008

5

Advisor’s Report

The S&P 500 Index fell more than –12% over the six months ended March 31. While painful to live through, the decline may in the long run be healthy for the market as excessive valuations are wrung out and more realistic expectations for earnings growth are factored into prices. Given the rather disorderly de-leveraging of the credit markets since August, and the very real possibility that the U.S. economy is slipping into a recession, the case could be made that the magnitude of the equity market drop has not been unreasonable.

One of the largest uncertainties has to do with the nature and extent of any proactive policy response during this election year. Although lawmakers’ intentions may be good, it is likely that any relief for the housing market (especially when it comes to foreclosures) may arrive after the market begins to clear and may actually prolong the contraction. Serious questions remain about housing-sector weakness, the subprime mortgage market, and the surge in risk avoidance broadly defined. But if one believes in the soundness of the U.S. economy over the long run, as we do, then investors who maintain a long-term perspective may find a buying opportunity in this environment.

Our fund’s successes

Stock selection was strong during the six months in the technology sector—in particular, for holdings related to computer hardware, semiconductors, and electronic equipment. Examples include Apple (computers and iPods), QUALCOMM (wireless telecom equipment), Applied Materials (semiconductor fabrication equipment), XTO Energy (oil and gas exploration and production), and CSX (freight transportation). In addition, the fund’s performance relative to the S&P 500 Index benefited from not holding, or underweighting, poorly performing stocks such as Motorola (–49%) and Cisco (–27%).

While sector tilts (measured as the difference between the portfolio weight and the S&P 500 Index weight in a particular sector) are deliberately minimized in the Growth and Income Fund, they are not forced to zero. During the last six months, the fund’s modest underweighting in financials and telecommunications helped the relative return of the portfolio. In addition, the fund’s tilt toward stocks with near-term positive price momentum helped performance.

6

Our fund’s shortfalls

While the fund outperformed its benchmark over the final three months of the period, it was unable to overcome its under-performance from October through December of 2007. The stock-selection factors in our investment process that focused on positive momentum were modestly successful during the period, but other factors that focused on valuation were ineffective and served as a brake on returns.

Holdings that negatively affected results included Citigroup (banking), Valero Energy (oil refining and marketing), Sysco (food-service marketing and distribution), PG&E (natural gas and electric utility), and Sherwin-Williams (paints, coatings, other related products). In addition, not holding U.S. Bancorp and Monsanto, strong performers over the six months, had a negative impact on results.

The fund’s positioning

We continue to remain focused on our investment discipline as it applies to stock selection, portfolio construction, and implementation. We believe the Growth and Income Fund is well-positioned to achieve its long-run goal of outperforming the S&P 500 Index. Our disciplined process leads us to favor reasonably priced stocks with good potential for future earnings growth. The fund will remain fully invested in those stocks we consider most attractive, and the portfolio risk will be focused to minimize exposure to characteristics we believe are unrewarded. In recent months, there has been a measurable increase in individual stock volatility, which increases the potential, though not the certitude, of outperforming the benchmark. Uncertainty in the broader economy has had an impact on the effectiveness of our stock-ranking process, but we remain highly confident in its long-term efficacy. We continue to believe that the Growth and Income Fund is an excellent choice for those seeking a diversified exposure to large-cap U.S. equities.

John S. Cone, CFA, President and Chief Executive Officer

Franklin Portfolio Associates, LLC

April 10, 2008

7

Fund Profile

As of March 31, 2008

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	115	500	4,811
Median Market Cap	$41.9B	$48.2B	$33.8B
Price/Earnings Ratio	14.2x	16.3x	16.9x
Price/Book Ratio	2.3x	2.5x	2.4x
Yield[3]		2.2%	2.0%
Investor Shares	2.0%
Admiral Shares	2.1%
Return on Equity	20.1%	20.6%	19.5%
Earnings Growth Rate	24.9%	20.0%	20.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	107%[4]	—	—
Expense Ratio		—	—
Investor Shares	0.29%[4]
Admiral Shares	0.16%[4]
Short-Term Reserves	0.3%	—	—

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	10.4%	8.7%	9.4%
Consumer Staples	10.8	11.1	9.6
Energy	13.6	13.3	12.7
Financials	15.2	16.7	17.7
Health Care	12.7	11.7	11.7
Industrials	12.8	12.2	12.2
Information Technology	15.7	15.7	15.6
Materials	2.7	3.6	4.1
Telecommunication Services	2.9	3.4	3.1
Utilities	3.2	3.6	3.9

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.95	0.94
Beta	1.00	0.94

8

Ten Largest Holdings[6] (% of total net assets)

ExxonMobil Corp.	integrated oil and gas	5.0%
General Electric Co.	industrial conglomerates	4.2
Apple Inc.	computer hardware	3.2
Procter & Gamble Co.	household products	2.8
Bank of America Corp.	diversified financial services	2.5
International Business Machines Corp.	computer hardware	2.2
Time Warner, Inc.	movies and entertainment	2.2
The Boeing Co.	aerospace and defense	2.2
Wal-Mart Stores, Inc.	hypermarkets and supercenters	2.1
ConocoPhillips Co.	integrated oil and gas	2.0
Top Ten		28.4%

Investment Focus

1 S&P 500 Index.

2 Dow Jones Wilshire 5000 Index.

3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See Glossary on pages 22–23.

4 Annualized.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 22–23.

6 The holdings listed exclude any temporary cash investments and equity index products.

9

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 30, 1997–March 31, 2008

Average Annual Total Returns: Periods Ended March 31, 2008

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[2]	12/10/1986	–8.58%	10.90%	3.51%
Admiral Shares	5/14/2001	–8.47	11.07	2.61[3]

1 Six months ended March 31, 2008.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Return since inception.

Note: See Financial Highlights tables on pages 15 and 16 for dividend and capital gains information.

10

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (98.7%)[1]
Consumer Discretionary (10.3%)
	Time Warner, Inc.	10,471,300	146,808
	The Walt Disney Co.	3,845,985	120,687
	Sherwin-Williams Co.	1,340,300	68,409
*	Amazon.com, Inc.	880,200	62,758
	Best Buy Co., Inc.	1,416,100	58,712
	NIKE, Inc. Class B	765,000	52,020
*	Big Lots Inc.	2,216,200	49,421
*	GameStop Corp. Class A	753,300	38,953
	Omnicom Group Inc.	536,300	23,694
	News Corp., Class A	1,166,700	21,876
	Family Dollar Stores, Inc.	1,088,400	21,224
*	The Goodyear Tire & Rubber Co.	525,700	13,563
	Hasbro, Inc.	209,700	5,851
	Wyndham Worldwide Corp.	278,400	5,757
	Tiffany & Co.	65,400	2,736
			692,469
Consumer Staples (10.7%)
	The Procter & Gamble Co.	2,674,600	187,409
	Wal-Mart Stores, Inc.	2,704,900	142,494
	Sysco Corp.	4,361,000	126,556
	The Pepsi Bottling Group, Inc.	2,564,800	86,972
	Coca-Cola Enterprises, Inc.	1,888,500	45,702
	The Kroger Co.	1,631,900	41,450
	Philip Morris International Inc.	697,100	35,259
	PepsiCo, Inc.	485,400	35,046
	Altria Group, Inc.	697,100	15,476
	SuperValu Inc.	147,800	4,431
			720,795
Energy (13.5%)
	ExxonMobil Corp.	3,979,736	336,606
	ConocoPhillips Co.	1,799,719	137,157
*	National Oilwell Varco Inc.	2,110,500	123,211
	Valero Energy Corp.	2,423,900	119,038

11

			Market
			Value•
		Shares	($000)
*	Transocean, Inc.	530,800	71,764
	Chevron Corp.	781,200	66,683
	Anadarko Petroleum Corp.	834,900	52,624
			907,083
Financials (15.0%)
	Bank of America Corp.	4,375,499	165,875
	American Express Co.	2,317,700	101,330
	Prudential Financial, Inc.	1,267,000	99,143
	ProLogis REIT	1,678,400	98,791
	Franklin Resources Corp.	764,400	74,139
	Wachovia Corp.	2,727,650	73,647
	The Chubb Corp.	1,445,500	71,523
	Citigroup, Inc.	2,761,800	59,158
	JPMorgan Chase & Co.	1,330,400	57,141
	Fifth Third Bancorp	2,432,500	50,888
	Cincinnati Financial Corp.	1,111,208	42,270
	Safeco Corp.	755,500	33,151
	MetLife, Inc.	395,500	23,833
	The Goldman Sachs Group, Inc.	116,600	19,284
^	American Capital Strategies, Ltd.	430,100	14,692
	State Street Corp.	113,400	8,959
	Host Hotels & Resorts Inc. REIT	555,400	8,842
	American International Group, Inc.	198,700	8,594
			1,011,260
Health Care (12.6%)
	Pfizer Inc.	6,540,727	136,897
	Bristol-Myers Squibb Co.	5,464,200	116,387
*	Biogen Idec Inc.	1,622,900	100,117
	Aetna Inc.	1,860,800	78,321
	CIGNA Corp.	1,772,800	71,923
	Stryker Corp.	1,083,800	70,501
*	Express Scripts Inc.	1,070,800	68,874
*	Celgene Corp.	995,000	60,984
	Eli Lilly & Co.	1,012,000	52,209

12

			Market
			Value•
		Shares	($000)
	Merck & Co., Inc.	903,500	34,288
	Medtronic, Inc.	458,500	22,178
	Baxter International, Inc.	210,600	12,177
*	Humana Inc.	213,200	9,564
	Schering-Plough Corp.	387,800	5,588
*	Thermo Fisher Scientific, Inc.	96,200	5,468
			845,476
Industrials (12.6%)
	General Electric Co.	7,652,500	283,219
	The Boeing Co.	1,946,600	144,769
	Northrop Grumman Corp.	1,012,200	78,759
	Ingersoll-Rand Co.	1,633,000	72,799
	CSX Corp.	984,000	55,173
	Precision Castparts Corp.	428,600	43,752
	Fluor Corp.	297,800	42,037
*	Jacobs Engineering Group Inc.	569,400	41,902
*	Allied Waste Industries, Inc.	3,636,000	39,305
	L-3 Communications Holdings, Inc.	202,400	22,130
	Dover Corp.	127,400	5,323
	W.W. Grainger, Inc.	54,300	4,148
	Parker Hannifin Corp.	52,800	3,657
	Rockwell Automation, Inc.	61,900	3,554
	Goodrich Corp.	56,600	3,255
	Caterpillar, Inc.	41,500	3,249
	Rockwell Collins, Inc.	55,500	3,172
	Cummins Inc.	13,100	613
			850,816
Information Technology (15.4%)
*	Apple Inc.	1,489,400	213,729
	International Business Machines Corp.	1,310,100	150,845
*	Oracle Corp.	5,599,600	109,528
*	Computer Sciences Corp.	1,997,200	81,466
*	Juniper Networks, Inc.	2,763,800	69,095
	Texas Instruments, Inc.	2,360,200	66,723
	Intel Corp.	2,818,900	59,704
	Microsoft Corp.	1,820,100	51,654
*	Google Inc.	103,700	45,677
*	EMC Corp.	2,734,400	39,211
	Xerox Corp.	2,494,900	37,349
	Hewlett-Packard Co.	790,100	36,076
*	Autodesk, Inc.	745,000	23,453
	Corning, Inc.	746,200	17,939
*	ADC Telecommunications, Inc.	1,383,900	16,718
*	MEMC Electronic Materials, Inc.	127,900	9,068
*	NVIDIA Corp.	208,700	4,130
*	Adobe Systems, Inc.	74,500	2,651
	Applied Materials, Inc.	65,900	1,286
			1,036,302

13

Market
Value•
Shares	($000)
Materials (2.7%)
Freeport-McMoRan Copper & Gold, Inc. Class B	1,035,096	99,597
E.I. du Pont de Nemours & Co.	964,400	45,095
Dow Chemical Co.	989,700	36,470
181,162
Telecommunication Services (2.8%)
AT&T Inc.	2,756,200	105,562
CenturyTel, Inc.	2,123,400	70,582
Embarq Corp.	306,600	12,295
Windstream Corp.	296,700	3,546
191,985
Utilities (3.1%)
Public Service Enterprise Group, Inc.	3,049,800	122,571
PG&E Corp.	835,300	30,756
Duke Energy Corp.	1,508,600	26,929
PPL Corp.	314,100	14,423
Consolidated Edison Inc.	355,200	14,101
CenterPoint Energy Inc.	143,400	2,046
210,826
Total Common Stocks
(Cost $6,651,991)	6,648,174
Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.4%)
2	Vanguard Market
Liquidity Fund, 2.800%	82,531,529	82,532
2	Vanguard Market
Liquidity Fund,
2.800%—Note G	13,597,200	13,597
96,129
Face
Amount
($000)
U.S. Government Obligation (0.1%)
U.S. Treasury Bill
3	0.721%, 6/19/08	3,900	3,889
Total Temporary Cash Investments
(Cost $100,023)	100,018
Total Investments (100.2%)
(Cost $6,752,014)	6,748,192
Other Assets and Liabilities (–0.2%)
Receivables for Investment
Securities Sold	170,034
Other Assets—Note C	25,208
Payables for Investment
Securities Purchased	(170,968)
Other Liabilities—Note G	(40,902)
(16,628)
Net Assets (100%)	6,731,564

14

At March 31, 2008, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	6,885,501
Undistributed Net Investment Income	14,342
Overdistributed Net Realized Gains	(165,128)
Unrealized Appreciation (Depreciation)
Investment Securities	(3,822)
Futures Contracts	671
Net Assets	6,731,564

Investor Shares—Net Assets
Applicable to 154,833,136 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,505,882
Net Asset Value Per Share—
Investor Shares	$29.10

Admiral Shares—Net Assets
Applicable to 46,822,317 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,225,682
Net Asset Value Per Share—
Admiral Shares	$47.53

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note G in Notes to Financial Statements.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 0.4%, respectively, of net assets. See Note E in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Securities with a value of $3,889,000 have been segregated as initial margin for open futures contracts.

4 See Note E in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

15

Statement of Operations

Six Months Ended
March 31, 2008
($000)
Investment Income
Income
Dividends	69,693
Interest[1]	2,043
Security Lending	226
Total Income	71,962
Expenses
Investment Advisory Fees—Note B
Basic Fee	3,190
Performance Adjustment	(965)
The Vanguard Group—Note C
Management and Administrative
Investor Shares	5,096
Admiral Shares	931
Marketing and Distribution
Investor Shares	482
Admiral Shares	233
Custodian Fees	28
Shareholders’ Reports
Investor Shares	57
Admiral Shares	6
Trustees’ Fees and Expenses	5
Total Expenses	9,063
Expenses Paid Indirectly—Note D	(836)
Net Expenses	8,227
Net Investment Income	63,735
Realized Net Gain (Loss)
Investment Securities Sold	(32,106)
Futures Contracts	(10,286)
Realized Net Gain (Loss)	(42,392)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,179,684)
Futures Contracts	(1,403)
Change in Unrealized Appreciation (Depreciation)	(1,181,087)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,159,744)

1 Interest income from an affiliated company of the fund was $1,985,000.

16

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	63,735	132,725
Realized Net Gain (Loss)	(42,392)	912,849
Change in Unrealized Appreciation (Depreciation)	(1,181,087)	134,840
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,159,744)	1,180,414
Distributions
Net Investment Income
Investor Shares	(45,056)	(88,650)
Admiral Shares	(24,140)	(46,594)
Realized Capital Gain[1]
Investor Shares	(564,334)	—
Admiral Shares	(284,167)	—
Total Distributions	(917,697)	(135,244)
Capital Share Transactions—Note H
Investor Shares	424,358	(333,115)
Admiral Shares	126,147	138,269
Net Increase (Decrease) from Capital Share Transactions	550,505	(194,846)
Total Increase (Decrease)	(1,526,936)	850,324
Net Assets
Beginning of Period	8,258,500	7,408,176
End of Period[2]	6,731,564	8,258,500

1 Includes fiscal 2008 short-term gain distributions totaling $89,570,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed net investment income of $14,342,000 and $19,803,000.

17

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$38.62	$33.79	$31.29	$28.31	$24.91	$20.68
Investment Operations
Net Investment Income	.289	.60	.55	.46	.37	.318
Net Realized and Unrealized Gain (Loss)
on Investments	(5.481)	4.84	2.47	2.98	3.39	4.227
Total from Investment Operations	(5.192)	5.44	3.02	3.44	3.76	4.545
Distributions
Dividends from Net Investment Income	(.320)	(.61)	(.52)	(.46)	(.36)	(.315)
Distributions from Realized Capital Gains	(4.008)	—	—	—	—	—
Total Distributions	(4.328)	(.61)	(.52)	(.46)	(.36)	(.315)
Net Asset Value, End of Period	$29.10	$38.62	$33.79	$31.29	$28.31	$24.91

Total Return[1]	–14.33%	16.20%	9.76%	12.20%	15.12%	22.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,506	$5,465	$5,088	$5,202	$5,780	$5,119
Ratio of Total Expenses to
Average Net Assets[2]	0.29%*	0.32%	0.38%	0.40%	0.42%	0.46%
Ratio of Net Investment Income to
Average Net Assets	1.65%*	1.61%	1.65%	1.53%	1.35%	1.39%
Portfolio Turnover Rate	107%*	100%	93%	84%	79%[3]	88%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Includes performance-based investment advisory fee increases (decreases) of (0.03%), 0.00%, 0.01%, 0.01%, 0.01%, and 0.00%.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

*	Annualized.

18

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$63.08	$55.20	$51.12	$46.25	$40.70	$33.78
Investment Operations
Net Investment Income	.508	1.070	.997	.849	.683	.567
Net Realized and Unrealized Gain (Loss)
on Investments	(8.957)	7.903	4.036	4.853	5.530	6.920
Total from Investment Operations	(8.449)	8.973	5.033	5.702	6.213	7.487
Distributions
Dividends from Net Investment Income	(.556)	(1.093)	(.953)	(.832)	(.663)	(.567)
Distributions from Realized Capital Gains	(6.545)	—	—	—	—	—
Total Distributions	(7.101)	(1.093)	(.953)	(.832)	(.663)	(.567)
Net Asset Value, End of Period	$47.53	$63.08	$55.20	$51.12	$46.25	$40.70

Total Return	–14.28%	16.37%	9.97%	12.39%	15.29%	22.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,226	$2,794	$2,321	$2,039	$843	$812
Ratio of Total Expenses to
Average Net Assets[1]	0.16%*	0.18%	0.20%	0.23%	0.25%	0.31%
Ratio of Net Investment Income to
Average Net Assets	1.78%*	1.75%	1.83%	1.68%	1.51%	1.54%
Portfolio Turnover Rate	107%*	100%	93%	84%	79%[2]	88%

1 Includes performance-based investment advisory fee increases (decreases) of (0.03%), 0.00%, 0.01%, 0.01%, 0.01%, and 0.00%.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Notes to Financial Statements

Vanguard Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Quantitative Funds. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2004–2007) and for the period ended March 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

20

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. Franklin Portfolio Associates, LLC, provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance for the preceding three years relative to the S&P 500 Index. For the six months ended March 31, 2008, the investment advisory fee represented an effective annual basic rate of 0.09% of the fund’s average net assets before a decrease of $965,000 (0.03%) based on performance.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2008, the fund had contributed capital of $586,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.59% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2008, these arrangements reduced the fund’s management and administrative expenses by $835,000 and custodian fees by $1,000. The total expense reduction represented an effective annual rate of 0.02% of the fund’s average net assets.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At March 31, 2008, the cost of investment securities for tax purposes was $6,752,014,000. Net unrealized depreciation of investment securities for tax purposes was $3,822,000, consisting of unrealized gains of $623,201,000 on securities that had risen in value since their purchase and $627,023,000 in unrealized losses on securities that had fallen in value since their purchase.

21

At March 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	207	68,517	671

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. During the six months ended March 31, 2008, the fund purchased $3,963,958,000 of investment securities and sold $4,253,969,000 of investment securities, other than U.S. government securities and temporary cash investments.

G. The market value of securities on loan to broker-dealers at March 31, 2008, was $12,902,000, for which the fund received cash collateral of $13,597,000.

H. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2008		September 30, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	322,954	9,719	581,626	15,817
Issued in Lieu of Cash Distributions	586,889	18,578	84,713	2,312
Redeemed	(485,485)	(14,961)	(999,454)	(27,194)
Net Increase (Decrease)—Investor Shares	424,358	13,336	(333,115)	(9,065)
Admiral Shares
Issued	139,093	2,594	491,880	8,143
Issued in Lieu of Cash Distributions	287,239	5,568	42,270	706
Redeemed	(300,185)	(5,626)	(395,881)	(6,600)
Net Increase (Decrease)—Admiral Shares	126,147	2,536	138,269	2,249

22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended March 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Growth and Income Fund	9/30/2007	3/31/2008	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$856.73	$1.35
Admiral Shares	1,000.00	857.20	0.74
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.55	$1.47
Admiral Shares	1,000.00	1,024.20	0.81

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.29% for Investor Shares and 0.16% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

23

Note that the expenses shown in the table on page 20 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

24

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

25

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

26

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
155 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
155 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
155 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
155 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
155 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
155 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
155 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
155 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
155 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
155 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
155 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
155 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	George U. Sauter
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for People	All comparative mutual fund data are from Lipper Inc.
With Hearing Impairment > 800-952-3335	or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by
fund only if preceded or accompanied by	calling Vanguard at 800-662-2739. The guidelines are
the fund’s current prospectus.	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q932 052008

Vanguard

# Vanguard® Structured Equity Funds Semiannual Report

March 31, 2008

Vanguard Structured Large-Cap Equity Fund

Vanguard Structured Large-Cap Growth Fund

Vanguard Structured Large-Cap Value Fund

Vanguard Structured Broad Market Fund

>	During a particularly volatile six months, the broad U.S. stock market returned –12.4%.

>

For the fiscal half-year ended March 31, 2008, returns of the Institutional Plus Shares of the Vanguard Structured Equity portfolios ranged from –11.8% for the Structured Large-Cap Growth Fund to –14.1% for the Structured Large-Cap Value Fund.

>

The funds’ success versus their respective benchmarks was mixed: The Structured Large-Cap Equity and Structured Large-Cap Value Funds performed fairly in line with their indexes, while the other two funds each lagged their respective indexes by up to 1 percentage point.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	7
Structured Large-Cap Equity Fund	9
Structured Large-Cap Growth Fund	27
Structured Large-Cap Value Fund	45
Structured Broad Market Fund	60
About Your Fund’s Expenses	82
Trustees Approve Advisory Arrangement	84
Glossary	85

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended March 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Structured Large-Cap Equity Fund
Institutional Shares	VSLIX	–12.3%
Institutional Plus Shares	VSLPX	–12.2
S&P 500 Index		–12.5
Average Large-Cap Core Fund[1]		–13.0

Vanguard Structured Large-Cap Growth Fund
Institutional Shares	VSTLX	–11.9%
Institutional Plus Shares	VSGPX	–11.8
Russell 1000 Growth Index		–10.9
Average Large-Cap Growth Fund[1]		–11.7

Vanguard Structured Large-Cap Value Fund
Institutional Plus Shares	VSLVX	–14.1%
Russell 1000 Value Index		–14.0
Average Large-Cap Value Fund[1]		–13.7

Vanguard Structured Broad Market Fund
Institutional Shares	VSBMX	–13.2%
Institutional Plus Shares	VSBPX	–13.2
Russell 3000 Index		–12.5
Average Multi-Cap Core Fund[1]		–12.4

1 Derived from data provided by Lipper Inc.

Chairman’s Letter

Dear Shareholder,

During the first half of your fund’s fiscal-year 2008, the broad U.S. stock market experienced a sharp downturn, retreating more than –12%. In that challenging environment, the Institutional Plus Shares of the four Vanguard Structured Equity portfolios posted negative double-digit returns, ranging from –11.8% for the Structured Large-Cap Growth Fund to –14.1% for the Structured Large-Cap Value Fund.

From an absolute-performance standpoint, the funds had a disappointing period. The funds recorded declines in each of the final five months of the fiscal half-year. On a relative basis, however, the funds performed respectably. As the stock market declined in fits and starts, the funds hewed fairly closely to the results of their benchmark indexes. (The Structured Large-Cap Growth and Structured Broad Market Funds lagged their indexes a bit, but by no more than 1 percentage point each.) At the same time, all the funds remained within their tightly defined risk parameters.

Stocks of all sorts sank amid credit-market concerns

The broad U.S. stock market declined –12.4% for the six months ended March 31 as investor sentiment turned bearish amid fears of a U.S. recession, the weakening U.S. dollar, and the tightening of global credit markets in reaction to the subprime-mortgage crisis that began in midsummer 2007.

Large-capitalization stocks fared a bit better than small-caps, growth stocks generally outpaced their value-oriented counterparts, and international stocks again outperformed U.S. stocks over the six months; nonetheless, each stock group posted a negative return.

Bond markets were roiled by subprime-mortgage woes

Credit markets seized up as trouble spread from subprime-mortgage-backed securities to other issues. Investors flocked to higher-quality government and corporate bonds, driving U.S. Treasury bond prices higher.

Unlike stocks, the broad taxable bond market pushed forward, posting a total return of 5.2% for the fiscal half-year as lower interest rates depressed yields and bumped up prices. By contrast, tax-exempt municipal bonds returned only 0.7% as fixed income investors moved in droves to Treasuries in search of the highest-quality, most-liquid securities. This, combined with concerns about the financial strength of the insurers backing certain municipal bonds, pushed municipal yields above those of Treasuries.

In response to the tumult in the credit markets and the deteriorating economic outlook, the Federal Reserve Board reduced its target for the federal funds rate aggressively. The Fed continued a series of rate cuts that began late last summer, ending with a 0.75-percentage-point cut in March. The target rate stood at 2.25% at the end of the period, the lowest level since early 2005.

Market Barometer
			Total Returns
		Periods Ended March 31, 2008
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–12.4%	–5.4%	11.9%
Russell 2000 Index (Small-caps)	–14.0	–13.0	14.9
Dow Jones Wilshire 5000 Index (Entire market)	–12.4	–5.8	12.5
MSCI All Country World Index ex USA (International)	–9.6	2.6	24.0

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	5.2%	7.7%	4.6%
Lehman Municipal Bond Index	0.7	1.9	3.9
Citigroup 3-Month Treasury Bill Index	1.7	4.2	3.0

CPI
Consumer Price Index	2.4%	4.0%	3.0%

1 Annualized.

Market’s negative tide hampered funds’ performance

The results of the four Vanguard Structured Equity Funds largely reflected the performance of their respective market segments during the fiscal six months. The growth-oriented fund posted the best results; the value fund had the worst. As expected, the performance of the large-cap equity “blend” fund (with a mix of growth and value stocks) landed between the two. Meanwhile, the broad-market fund’s exposure to the poorer performing small-and mid-capitalization market segments kept the fund a few steps behind its large-cap blend counterpart.

The Institutional Plus Shares of the

Structured Large-Cap Equity Fund returned –12.2%, slightly outpacing the performance of the Standard & Poor’s 500 Index. The fund—and the index—posted negative returns in nine out of ten industry sectors. Not surprisingly, the financials sector, which was reeling from the effects of the subprime-lending crisis, was a significant detractor from fund performance, a trend that echoed through all four funds. The consumer staples sector was the only group with a positive return. Stock selection aided the fund’s relative performance in industrials and information technology, but restrained performance in health care.

The Institutional Plus Shares of the Structured Large-Cap Growth Fund returned –11.8%, trailing the return of the Russell 1000 Growth Index by almost 1 percentage point. The large information technology sector detracted the most from performance, although the advisor’s stock picking helped stem declines in that area. The fund’s health care and energy stocks hampered performance relative to the benchmark.

The Institutional Plus Shares of the Structured Large-Cap Value Fund returned –14.1%, just behind the return of the Russell 1000 Value Index. All ten of the fund’s industry sectors suffered declines, ranging from –0.4% in materials to –25.9% in financials. Fine stock selection in information technology and materials was largely offset by poor relative performance in energy and utilities.

The Institutional Plus Shares of the Structured Broad Market Fund posted a –13.2% return, lagging the performance of the Russell 3000 Index by 0.7%. The fund had strong relative performance in the consumer discretionary and materials sectors, and poor relative performance in health care and industrials.

Advisor navigated funds through choppy waters

We often counsel in our letters to shareholders—and especially in our semiannual reports—that a six-month span is not enough time to judge the performance of any investment. Rather, such a short period is best viewed as a snapshot in time. But a more ungainly snapshot of the financial markets would be difficult to find in recent years. Indeed, the period ended March 31, 2008, was the worst six-month span for the Vanguard Structured Equity portfolios—and their respective benchmarks—in the short history of each of these funds. And it was the worst six-month period for the overall U.S. stock market since 2002.

The unstable market environment of the past six months has truly tested investors and investment managers alike. The Vanguard Structured Equity Funds, despite their negative absolute results, performed respectably over the period relative to their market benchmarks. The funds’ performance was a testament to the quantitative modeling and skilled portfolio management of Vanguard Quantitative Equity Group. Over extended periods, the funds aim to outperform their benchmarks while keeping risk levels in check. We believe the Vanguard Structured Equity Funds can play an integral role in an organization’s long-term investment strategy.

Bill McNabb recently named president of Vanguard

As I close this report to you, it’s my pleasure to introduce the funds’ new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for our clients.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the funds’ board elected him president, effective March 1, and designated him to succeed me as chief executive officer, a role he will assume within a year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

April 14, 2008

Your Fund’s Performance at a Glance
September 30, 2007–March 31, 2008

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Structured Large-Cap Equity Fund
Institutional Shares	$29.98	$25.54	$0.430	$0.391
Institutional Plus Shares	60.02	51.10	0.920	0.782
Structured Large-Cap Growth Fund
Institutional Shares	$29.93	$25.64	$0.270	$0.571
Institutional Plus Shares	59.60	51.05	0.564	1.137
Structured Large-Cap Value Fund
Institutional Plus Shares	$63.87	$50.02	$1.370	$3.980
Structured Broad Market Fund
Institutional Shares	$28.67	$24.25	$0.280	$0.429
Institutional Plus Shares	57.39	48.50	0.621	0.858

Advisor’s Report

The six months ended March 31, 2008, was a mixed period for the Vanguard Structured Equity Funds.

The Structured Large-Cap Equity Fund returned –12.3% for Institutional Shares and –12.2% for Institutional Plus Shares, edging out the –12.5% return of the Standard & Poor’s 500 Index.

The Structured Large-Cap Growth Fund returned –11.9% for Institutional Shares and –11.8% for Institutional Plus Shares, trailing the –10.9% return of the Russell 1000 Growth Index.

The Structured Large-Cap Value Fund’s

Institutional Plus Shares returned –14.1%, just behind the –14.0% return of the Russell 1000 Value Index.

The Structured Broad Market Fund’s

Institutional and Institutional Plus Shares returned –13.2%, lagging by a bit the –12.5% return of the Russell 3000 Index.

The investment environment

Growth stocks continued to outperform value stocks during the period. The Russell 1000 Growth Index outperformed the Russell 1000 Value Index by more than 3%. Financials stocks were the worst-performing sector in the Russell 3000 Index, dropping almost –24%. Because financials stocks made up roughly 19% of the index at the beginning of the period, these losses represented more than one-third of the loss for the Russell 3000, which declined –12.5%. The market’s decline was the largest six-month decline since late 2002.

Although we are disappointed that three of the Structured Equity Funds trailed their benchmarks, we are satisfied that our tight risk-control policies were successful in such a volatile market. All four funds remained below their expected tracking error for the period.

We actively manage all four of the funds using a combination of computer models. Our stock-selection model has three components: valuation, market sentiment, and earnings quality. We evaluate each stock relative to its market cap and industry peers based on the three components. Then we combine these three elements into a composite signal. When combined with our risk-control process, the resulting portfolio matches the benchmark’s exposure to industry, market capitalization, and other style risk factors. Relative to the benchmark, the stocks in our portfolio generally have a lower price/earning ratio, slightly higher returns-on-equity, and a similar dividend yield. We attempt to add value by taking many small positions across several hundred stocks, without tilting toward specific industries or timing changes in market leadership.

The following are brief reviews of each fund’s performance:

Structured Large-Cap Equity Fund

Our model had a positive fiscal half-year. Market sentiment was a positive indicator, while the valuation model was slightly negative. We enjoyed relative success in the information technology sector. The industrials sector also performed well. Our positions in health care and consumer staples restrained performance.

Structured Large-Cap Growth Fund

Our sentiment and value indicators were both positive in the model, but we realized an implementation shortfall for the period. Information technology delivered the best relative returns, while the health care sector dragged down performance.

Structured Large-Cap Value Fund

The valuation indicator reduced a positive contribution from our market-sentiment model. The materials sector was our best relative performer. Offsetting these gains were our holdings in energy.

Structured Broad Market Fund

Sentiment contributed positive performance, while valuation reduced performance. Consumer discretionary stocks produced our best relative performance, while health care reduced our return.

Conclusion

Our funds’ performance depends on our model’s stock-picking ability, which was reasonably positive in the first half of fiscal 2008, but restrained by implementation issues. These shortfalls can arise for two reasons. The first is risk-control constraints; the second is turnover constraints. In our Structured Equity portfolios, we deliberately maintain very tight risk-control parameters. The goal is to moderate short-term volatility while trying to maintain long-run excess return. This means that we will not gain as much as more aggressive funds in “good” times, but we won’t lose as much in “bad” times.

Given the publicly disclosed poor performance of many quantitative managers, we believe that our risk-control process worked as intended. Some of our portfolios did underperform, but our balance between risk and return expectations moderated the losses significantly. The turnover constraint is a similar trade-off. We do not manage the portfolios with unlimited turnover, because transaction costs will eat away at our model’s outperformance. By limiting turnover, we cannot capture all of our model’s information, but the marginal benefit of that extra information is less than the cost of higher portfolio turnover.

It has been a rocky six months for equity market investors, but we are confident that our portfolios offer an appealing combination of low costs, tight tracking error, and excess return potential. We thank you for your investment.

Joel M. Dickson

Principal

James. D. Troyer, CFA

Principal and Portfolio Manager

James P. Stetler

Principal and Portfolio Manager

Vanguard Quantitative Equity Group

April 17, 2008

Structured Large-Cap Equity Fund

Fund Profile

As of March 31, 2008

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	257	500	4,811
Median Market Cap	$50.1B	$48.2B	$33.8B
Price/Earnings Ratio	15.2x	16.3x	16.9x
Price/Book Ratio	2.4x	2.5x	2.4x
Yield[3]		2.2%	2.0%
Institutional Shares	2.0%
Institutional
Plus Shares	2.1%
Return on Equity	20.4%	20.6%	19.5%
Earnings Growth Rate	21.7%	20.0%	20.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	102%[4]	—	—
Expense Ratio		—	—
Institutional Shares	0.22%[4]
Institutional
Plus Shares	0.13%[4]
Short-Term Reserves	–0.1%[5]	—	—

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	8.7%	8.7%	9.4%
Consumer Staples	11.1	11.1	9.6
Energy	13.3	13.3	12.7
Financials	16.7	16.7	17.7
Health Care	11.6	11.7	11.7
Industrials	12.2	12.2	12.2
Information Technology	15.7	15.7	15.6
Materials	3.6	3.6	4.1
Telecommunication Services	3.5	3.4	3.1
Utilities	3.6	3.6	3.9

Ten Largest Holdings[6] (% of total net assets)

ExxonMobil Corp.	integrated oil and gas	3.9%
General Electric Co.	industrial conglomerate	3.1
AT&T Inc.	integrated telecommunication services	2.1
Microsoft Corp.	systems software	2.1
The Procter & Gamble Co.	household products	2.0
Johnson & Johnson	pharmaceuticals	1.7
International Business Machines Corp.	computer hardware	1.5
Chevron Corp.	integrated oil and gas	1.5
Bank of America Corp.	diversified financial services	1.4
JPMorgan Chase & Co.	diversified financial services	1.3
Top Ten		20.6%

Investment Focus

1 S&P 500 Index.

2 Dow Jones Wilshire 5000 Index.

3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on page 64.

4 Annualized.

5 The fund invested a portion of its cash reserves in equity markets through the use of index futures contracts. After the effect of the futures investments, the fund’s temporary cash position was negative.

6 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Structured Large-Cap Equity Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 15, 2006–March 31, 2008

Average Annual Total Returns: Periods Ended March 31, 2008

			Since
	Inception Date	One Year	Inception
Institutional Shares	5/16/2006	–5.58%	3.18%
Institutional Plus Shares	5/15/2006	–5.49	3.19

1 May 15, 2006, through September 30, 2006.

2 Six months ended March 31, 2008.

Note: See Financial Highlights tables on pages 17–18 for dividend and capital gains information.

Structured Large-Cap Equity Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (8.6%)
	McDonald’s Corp.	105,668	5,893
	Comcast Corp. Class A	277,795	5,373
	The Walt Disney Co.	170,263	5,343
	Time Warner, Inc.	332,180	4,657
	CBS Corp.	166,749	3,682
	Starwood Hotels &
	Resorts Worldwide, Inc.	69,000	3,571
	Whirlpool Corp.	39,290	3,410
*	AutoZone Inc.	28,700	3,267
	Black & Decker Corp.	47,100	3,113
	Sherwin-Williams Co.	59,141	3,019
*	Big Lots Inc.	135,200	3,015
	Wyndham Worldwide Corp.	137,566	2,845
*	Viacom Inc. Class B	71,450	2,831
*	The Goodyear Tire &
	Rubber Co.	106,300	2,743
	Home Depot, Inc.	96,660	2,704
	The Gap, Inc.	124,800	2,456
	News Corp., Class A	125,044	2,345
	Target Corp.	46,093	2,336
*	Amazon.com, Inc.	28,000	1,996
	Best Buy Co., Inc.	46,750	1,938
	Johnson Controls, Inc.	54,200	1,832
	Lowe’s Cos., Inc.	73,458	1,685
	Pulte Homes, Inc.	73,200	1,065
	NIKE, Inc. Class B	14,800	1,006
	TJX Cos., Inc.	26,200	866
	Carnival Corp.	19,407	786
	Newell Rubbermaid, Inc.	24,200	553
	The McGraw-Hill Cos., Inc.	12,500	462
*	DIRECTV Group, Inc.	14,300	354
	Tiffany & Co.	5,100	213
	Omnicom Group Inc.	1,700	75
	E.W. Scripps Co. Class A	1,300	55
			75,489

		Market
		Value•
	Shares	($000)
Consumer Staples (11.0%)
The Procter & Gamble Co.	246,899	17,300
Wal-Mart Stores, Inc.	197,364	10,397
Philip Morris International Inc.	171,440	8,671
The Coca-Cola Co.	136,393	8,302
PepsiCo, Inc.	108,499	7,834
The Kroger Co.	159,742	4,057
Colgate-Palmolive Co.	50,054	3,900
Altria Group, Inc.	171,440	3,806
CVS/Caremark Corp.	86,626	3,509
Molson Coors Brewing Co.
Class B	65,700	3,454
H.J. Heinz Co.	65,700	3,086
Coca-Cola Enterprises, Inc.	127,200	3,078
Costco Wholesale Corp.	47,054	3,057
Archer-Daniels-Midland Co.	68,500	2,819
Kraft Foods Inc.	88,276	2,737
ConAgra Foods, Inc.	89,700	2,148
Kimberly-Clark Corp.	31,849	2,056
Walgreen Co.	48,099	1,832
Anheuser-Busch Cos., Inc.	36,586	1,736
The Pepsi Bottling Group, Inc.	47,100	1,597
SuperValu Inc.	17,900	537
The Clorox Co.	7,400	419
Sysco Corp.	700	20
		96,352
Energy (13.2%)
ExxonMobil Corp.	399,955	33,828
Chevron Corp.	150,357	12,834
ConocoPhillips Co.	130,982	9,982
Schlumberger Ltd.	80,055	6,965
Occidental Petroleum Corp.	75,286	5,509
Hess Corp.	50,800	4,480
Chesapeake Energy Corp.	95,700	4,417
Devon Energy Corp.	42,034	4,385
Murphy Oil Corp.	50,744	4,168
Apache Corp.	33,583	4,057
ENSCO International, Inc.	54,800	3,432
Noble Corp.	68,600	3,407
Noble Energy, Inc.	46,400	3,378

Structured Large-Cap Equity Fund

			Market
			Value•
		Shares	($000)
	Valero Energy Corp.	56,321	2,766
*	Transocean, Inc.	17,677	2,390
*	Weatherford International Ltd.	29,800	2,160
	Marathon Oil Corp.	39,976	1,823
	Halliburton Co.	40,138	1,579
	XTO Energy, Inc.	22,000	1,361
	Anadarko Petroleum Corp.	19,770	1,246
*	National Oilwell Varco Inc.	16,700	975
	Baker Hughes, Inc.	10,900	747
			115,889
Financials (16.8%)
	Bank of America Corp.	313,093	11,869
	JPMorgan Chase & Co.	274,506	11,790
	Wells Fargo & Co.	279,011	8,119
	Citigroup, Inc.	353,512	7,572
	American International Group, Inc.	172,083	7,443
	The Goldman Sachs Group, Inc.	34,977	5,785
	U.S. Bancorp	159,902	5,174
	Wachovia Corp.	175,582	4,741
	Bank of New York Mellon Corp.	107,863	4,501
	ACE Ltd.	74,550	4,105
	BB&T Corp.	125,787	4,033
	The Chubb Corp.	80,536	3,985
	Ameriprise Financial, Inc.	71,020	3,682
	Northern Trust Corp.	53,300	3,543
	AFLAC Inc.	50,769	3,297
	State Street Corp.	41,527	3,281
	The Travelers Cos., Inc.	67,851	3,247
	Morgan Stanley	64,598	2,952
	American Express Co.	67,243	2,940
	Fannie Mae	104,296	2,745
	The Hartford Financial
	Services Group Inc.	35,302	2,675
	Simon Property Group, Inc.
	REIT	28,036	2,605
	Unum Group	117,200	2,580
	PNC Financial Services Group	36,451	2,390
	MetLife, Inc.	39,081	2,355
	Discover Financial Services	140,299	2,297
	Merrill Lynch & Co., Inc.	53,312	2,172
	Lehman Brothers
	Holdings, Inc.	57,077	2,148
	ProLogis REIT	35,900	2,113
	Prudential Financial, Inc.	23,482	1,837
	Regions Financial Corp.	88,600	1,750
	Janus Capital Group Inc.	64,900	1,510
	Plum Creek Timber Co. Inc.
	REIT	36,000	1,465
	Safeco Corp.	33,346	1,463
	Freddie Mac	53,969	1,366
*	CB Richard Ellis Group, Inc.	58,600	1,268
	General Growth
	Properties Inc. REIT	32,600	1,244

			Market
			Value•
		Shares	($000)
	The Allstate Corp.	24,606	1,183
	CME Group, Inc.	2,400	1,126
	T. Rowe Price Group Inc.	21,100	1,055
	Boston Properties, Inc. REIT	10,200	939
	Capital One Financial Corp.	15,098	743
	NYSE Euronext	11,900	734
	Charles Schwab Corp.	35,700	672
	SunTrust Banks, Inc.	10,354	571
	Cincinnati Financial Corp.	14,600	555
	Loews Corp.	12,143	488
	Franklin Resources Corp.	4,133	401
	Apartment Investment & Management Co. Class A REIT	9,371	336
	Kimco Realty Corp. REIT	6,500	255
	Ambac Financial Group, Inc.	25,100	144
*	E*TRADE Financial Corp.	28,600	110
	XL Capital Ltd. Class A	3,300	98
	Washington Mutual, Inc.	8,046	83
	Leucadia National Corp.	900	41
			147,576
Health Care (11.6%)
	Johnson & Johnson	229,469	14,886
	Pfizer Inc.	553,169	11,578
	Merck & Co., Inc.	183,001	6,945
	Abbott Laboratories	99,139	5,468
	Eli Lilly & Co.	91,756	4,734
*	Gilead Sciences, Inc.	90,146	4,645
*	Biogen Idec Inc.	71,211	4,393
*	Express Scripts Inc.	58,932	3,791
	McKesson Corp.	68,181	3,571
*	Amgen, Inc.	81,597	3,409
	Wyeth	80,639	3,367
	Medtronic, Inc.	66,334	3,209
*	Laboratory Corp. of America Holdings	40,600	2,991
	CIGNA Corp.	70,730	2,870
	UnitedHealth Group Inc.	81,312	2,794
*	Thermo Fisher Scientific, Inc.	47,400	2,694
*	WellPoint Inc.	57,555	2,540
	Aetna Inc.	55,913	2,353
	Bristol-Myers Squibb Co.	110,117	2,345
*	Humana Inc.	49,100	2,203
	Baxter International, Inc.	32,864	1,900
*	King Pharmaceuticals, Inc.	158,800	1,382
	AmerisourceBergen Corp.	33,069	1,355
	Schering-Plough Corp.	81,457	1,174
*	St. Jude Medical, Inc.	26,000	1,123
*	Celgene Corp.	16,800	1,030
*	Medco Health Solutions, Inc.	20,500	898
*	Watson Pharmaceuticals, Inc.	26,300	771
	Cardinal Health, Inc.	11,004	578
	Stryker Corp.	3,650	237
*	Forest Laboratories, Inc.	1,400	56
			101,290

Structured Large-Cap Equity Fund

			Market
			Value•
		Shares	($000)
Industrials (12.1%)
	General Electric Co.	733,911	27,162
	United Parcel Service, Inc.	91,527	6,683
	The Boeing Co.	70,285	5,227
	CSX Corp.	83,800	4,699
	United Technologies Corp.	61,954	4,264
	Waste Management, Inc.	114,100	3,829
	Parker Hannifin Corp.	54,600	3,782
	Textron, Inc.	67,320	3,731
	Deere & Co.	45,000	3,620
	Lockheed Martin Corp.	34,647	3,440
	3M Co.	42,432	3,358
	Raytheon Co.	47,805	3,089
	Cooper Industries, Inc. Class A	76,300	3,063
	Burlington Northern Santa Fe Corp.	32,391	2,987
	Northrop Grumman Corp.	38,221	2,974
	Caterpillar, Inc.	35,775	2,801
	Precision Castparts Corp.	26,400	2,695
	Tyco International, Ltd.	59,913	2,639
	Honeywell International Inc.	45,487	2,566
	Union Pacific Corp.	19,398	2,432
*	Terex Corp.	38,700	2,419
	The Manitowoc Co., Inc.	57,100	2,330
	Emerson Electric Co.	40,458	2,082
	General Dynamics Corp.	18,444	1,538
	FedEx Corp.	13,344	1,237
	Illinois Tool Works, Inc.	11,808	569
	Danaher Corp.	6,100	464
*	Allied Waste Industries, Inc.	37,713	408
	L-3 Communications Holdings, Inc.	1,300	142
	R.R. Donnelley & Sons Co.	2,200	67
			106,297
Information Technology (15.6%)
	Microsoft Corp.	637,533	18,093
	International Business
	Machines Corp.	112,345	12,935
*	Cisco Systems, Inc.	461,389	11,115
*	Apple Inc.	72,846	10,453
	Intel Corp.	454,168	9,619
	Hewlett-Packard Co.	208,615	9,525
*	Google Inc.	15,555	6,852
*	Oracle Corp.	343,337	6,716
	QUALCOMM Inc.	102,492	4,202
	Corning, Inc.	161,761	3,889
*	Symantec Corp.	231,800	3,853
	Texas Instruments, Inc.	132,163	3,736
*	EMC Corp.	214,250	3,072
*	NVIDIA Corp.	154,800	3,063
*	BMC Software, Inc.	91,233	2,967
*	MEMC Electronic
	Materials, Inc.	40,900	2,900
*	Yahoo! Inc.	96,945	2,805
*	Lexmark International, Inc.	86,700	2,663

			Market
			Value•
		Shares	($000)
*	Dell Inc.	125,064	2,491
*	Sun Microsystems, Inc.	157,525	2,446
*	Novell, Inc.	374,500	2,356
	Automatic Data Processing, Inc.	51,220	2,171
*	Intuit, Inc.	70,600	1,907
*	eBay Inc.	55,346	1,652
	Applied Materials, Inc.	57,934	1,130
	CA, Inc.	49,700	1,118
	National Semiconductor Corp.	55,700	1,020
	Motorola, Inc.	83,989	781
*	Adobe Systems, Inc.	20,500	730
	Xerox Corp.	16,700	250
*	Computer Sciences Corp.	1,600	65
			136,575
Materials (3.6%)
	Monsanto Co.	49,670	5,538
	United States Steel Corp.	32,706	4,149
	PPG Industries, Inc.	54,800	3,316
	Eastman Chemical Co.	51,400	3,210
	Alcoa Inc.	87,400	3,152
	E.I. du Pont de
	Nemours & Co.	65,970	3,085
	Nucor Corp.	41,500	2,811
	Freeport-McMoRan
	Copper & Gold, Inc. Class B	27,300	2,627
	Dow Chemical Co.	47,758	1,760
	Praxair, Inc.	11,600	977
	Allegheny Technologies Inc.	4,900	350
	Air Products & Chemicals, Inc.	2,600	239
			31,214
Telecommunication Services (3.4%)
	AT&T Inc.	482,372	18,475
	Verizon Communications Inc.	193,880	7,067
	Windstream Corp.	148,500	1,775
	Embarq Corp.	24,300	974
	Sprint Nextel Corp.	141,682	948
*	American Tower Corp.
	Class A	10,300	404
	CenturyTel, Inc.	9,900	329
	Qwest Communications
	International Inc.	41,648	189
			30,161
Utilities (3.5%)
	PPL Corp.	86,000	3,949
	Edison International	77,700	3,809
	Consolidated Edison Inc.	84,800	3,367
	Exelon Corp.	37,675	3,062
	DTE Energy Co.	78,400	3,049
	Southern Co.	82,512	2,938
	Dominion Resources, Inc.	64,860	2,649
	Duke Energy Corp. 144,170		2,573
	Public Service Enterprise
	Group, Inc.	59,000	2,371
	Xcel Energy, Inc.	91,568	1,827

Structured Large-Cap Equity Fund

			Market
			Value•
		Shares	($000)
	FPL Group, Inc.	16,100	1,010
	Progress Energy, Inc.	7,900	329
	Questar Corp.	2,100	119
			31,052
Total Common Stocks
(Cost $876,375)			871,895
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.4%)
2	Vanguard Market
	Liquidity Fund, 2.800%	3,550,708	3,551

		Face
		Amount
		($000)
U.S. Agency Obligations (0.1%)
3	Federal Home Loan Bank
4	2.748%, 5/9/08	200	200
3	Federal Home Loan
	Mortgage Corp.
4	1.740%, 8/29/08	300	297
			497
Total Temporary Cash Investments
(Cost $4,048)			4,048
Total Investments (99.9%)
(Cost $880,423)			875,943
Other Assets and Liabilities (0.1%)
Other Assets—Note B			1,564
Liabilities			(581)
			983
Net Assets (100%)			876,926

At March 31, 2008, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	919,909
Undistributed Net Investment Income	3,986
Accumulated Net Realized Losses	(42,495)
Unrealized Appreciation (Depreciation)
Investment Securities	(4,480)
Futures Contracts	6
Net Assets	876,926

Institutional Shares—Net Assets
Applicable to 6,049,328 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	154,487
Net Asset Value Per Share—
Institutional Shares	$25.54

Institutional Plus Shares—Net Assets
Applicable to 14,137,874 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	722,439
Net Asset Value Per Share—
Institutional Plus Shares	$51.10

•	See Note A in Notes to Financial Statements.

* Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and (0.1%), respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $497,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Structured Large-Cap Equity Fund

Statement of Operations

Six Months Ended
March 31, 2008
($000)
Investment Income
Income
Dividends	9,570
Interest[1]	24
Security Lending	2
Total Income	9,596
Expenses
The Vanguard Group—Note B
Investment Advisory Services	161
Management and Administrative
Institutional Shares	118
Institutional Plus Shares	239
Marketing and Distribution
Institutional Shares	24
Institutional Plus Shares	106
Custodian Fees	29
Shareholders’ Reports
Institutional Shares	6
Institutional Plus Shares	3
Total Expenses	686
Net Investment Income	8,910
Realized Net Gain (Loss)
Investment Securities Sold	(37,133)
Futures Contracts	(337)
Realized Net Gain (Loss)	(37,470)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(94,668)
Futures Contracts	6
Change in Unrealized Appreciation (Depreciation)	(94,662)
Net Increase (Decrease) in Net Assets Resulting from Operations	(123,222)

1 Interest income from an affiliated company of the fund was $21,000.

Structured Large-Cap Equity Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,910	13,509
Realized Net Gain (Loss)	(37,470)	8,336
Change in Unrealized Appreciation (Depreciation)	(94,662)	77,834
Net Increase (Decrease) in Net Assets Resulting from Operations	(123,222)	99,679
Distributions
Net Investment Income
Institutional Shares	(2,670)	(940)
Institutional Plus Shares	(12,716)	(3,704)
Realized Capital Gain[1]
Institutional Shares	(2,428)	(67)
Institutional Plus Shares	(10,809)	(218)
Total Distributions	(28,623)	(4,929)
Capital Share Transactions—Note E
Institutional Shares	(4,718)	36,315
Institutional Plus Shares	27,455	544,425
Net Increase (Decrease) from Capital Share Transactions	22,737	580,740
Total Increase (Decrease)	(129,108)	675,490
Net Assets
Beginning of Period	1,006,034	330,544
End of Period[2]	876,926	1,006,034

1 Includes fiscal 2008 and 2007 short-term gain distributions totaling $9,615,000 and $285,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed net investment income of $3,986,000 and $10,462,000.

Structured Large-Cap Equity Fund

Financial Highlights

Institutional Shares
	Six Months	Year	May 16,
	Ended	Ended	2006[1] to
	March 31,	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$29.98	$26.03	$24.96
Investment Operations
Net Investment Income	.249	.476[2]	.13
Net Realized and Unrealized Gain (Loss) on Investments	(3.868)	3.657	.94
Total from Investment Operations	(3.619)	4.133	1.07
Distributions
Dividends from Net Investment Income	(.430)	(.172)	—
Distributions from Realized Capital Gains	(.391)	(.011)	—
Total Distributions	(.821)	(.183)	—
Net Asset Value, End of Period	$25.54	$29.98	$26.03

Total Return	–12.28%	15.94%	4.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$154	$187	$127
Ratio of Total Expenses to Average Net Assets	0.22%*	0.25%	0.25%*
Ratio of Net Investment Income to Average Net Assets	1.82%*	1.69%	1.67%*
Portfolio Turnover Rate	102%*	54%[3]	30%

1 Inception.

2 Calculated based on average shares outstanding.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

*	Annualized.

Structured Large-Cap Equity Fund

Institutional Plus Shares
	Six Months	Year	May 15,
	Ended	Ended	2006[1] to
	March 31,	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$60.02	$52.07	$50.00
Investment Operations
Net Investment Income	.521	1.018[2]	.25
Net Realized and Unrealized Gain (Loss) on Investments	(7.739)	7.317	1.82
Total from Investment Operations	(7.218)	8.335	2.07
Distributions
Dividends from Net Investment Income	(.920)	(.363)	—
Distributions from Realized Capital Gains	(.782)	(.022)	—
Total Distributions	(1.702)	(.385)	—
Net Asset Value, End of Period	$51.10	$60.02	$52.07

Total Return	–12.25%	16.07%	4.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$722	$819	$203
Ratio of Total Expenses to Average Net Assets	0.13%*	0.15%	0.15%*
Ratio of Net Investment Income to Average Net Assets	1.91%*	1.79%	1.77%*
Portfolio Turnover Rate	102%*	54%[3]	30%

1 Inception.

2 Calculated based on average shares outstanding.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Equity Fund

Notes to Financial Statements

Vanguard Structured Large-Cap Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Quantitative Funds. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares. Institutional Shares are available to investors who invest a minimum amount of $5 million. Institutional Plus Shares are available to investors who invest a minimum amount of $200 million ($100 million for investors with total Vanguard investments of at least $1 billion).

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2006–2007) and for the period ended March 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

Structured Large-Cap Equity Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2008, the fund had contributed capital of $76,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At March 31, 2008, the cost of investment securities for tax purposes was $880,423,000. Net unrealized depreciation of investment securities for tax purposes was $4,480,000, consisting of unrealized gains of $66,528,000 on securities that had risen in value since their purchase and $71,008,000 in unrealized losses on securities that had fallen in value since their purchase.

At March 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
E-mini S&P 500 Index	44	2,913	9
S&P 500 Index	6	1,986	(3)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended March 31, 2008, the fund purchased $485,936,000 of investment securities and sold $488,536,000 of investment securities, other than temporary cash investments.

Structured Large-Cap Equity Fund

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2008		September 30, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	2,460	94	43,142	1,567
Issued in Lieu of Cash Distributions	958	35	34	1
Redeemed	(8,136)	(310)	(6,861)	(234)
Net Increase (Decrease)—Institutional Shares	(4,718)	(181)	36,315	1,334
Institutional Plus Shares
Issued	9,965	172	540,496	9,679
Issued in Lieu of Cash Distributions	17,490	316	3,929	71
Redeemed	—	—	—	—
Net Increase (Decrease)—Institutional Plus Shares	27,455	488	544,425	9,750

Structured Large-Cap Growth Fund

Fund Profile

As of March 31, 2008

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	257	687	4,811
Median Market Cap	$38.0B	$37.8B	$33.8B
Price/Earnings Ratio	16.9x	18.4x	16.9x
Price/Book Ratio	3.4x	3.7x	2.4x
Yield[3]		1.3%	2.0%
Institutional Shares	1.1%
Institutional Plus Shares	1.1%
Return on Equity	21.9%	22.3%	19.5%
Earnings Growth Rate	23.7%	22.4%	20.0%
Foreign Holdings	0.6%	0.0%	0.0%
Turnover Rate	63%[4]	—	—
Expense Ratio		—	—
Institutional Shares	0.22%[4]
Institutional Plus Shares	0.15%[4]
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	11.6%	11.4%	9.4%
Consumer Staples	11.3	11.3	9.6
Energy	9.1	9.1	12.7
Financials	6.7	6.6	17.7
Health Care	15.4	15.5	11.7
Industrials	13.3	13.4	12.2
Information Technology	26.8	26.9	15.6
Materials	3.8	3.7	4.1
Telecommunication Services	0.6	0.6	3.1
Utilities	1.4	1.5	3.9

Ten Largest Holdings[5] (% of total net assets)

Microsoft Corp.	systems software	3.5%
Cisco Systems, Inc.	communications equipment	2.0
International Business Machines Corp.	computer hardware	1.9
Apple Inc.	computer hardware	1.9
Intel Corp.	semiconductors	1.9
Hewlett-Packard Co.	computer hardware	1.9
PepsiCo, Inc.	soft drinks	1.7
Wal-Mart Stores, Inc.	hypermarkets and super centers	1.5
The Coca-Cola Co.	soft drinks	1.4
Google Inc.	internet software and services	1.4
Top Ten		19.1%

Investment Focus

1 Russell 1000 Growth Index.

2 Dow Jones Wilshire 5000 Index.

3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on page 64.

4 Annualized.

5 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Structured Large-Cap Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 19, 2006–March 31, 2008

Total Returns: Periods Ended March 31, 2008

			Since
	Inception Date	One Year	Inception
Institutional Shares	6/22/2007	—	–9.15%
Institutional Plus Shares	1/19/2006	–2.68%	2.82[3]

1 The fund commenced operations as a registered investment company on October 3, 2006. The fund’s performance includes the performance of a predecessor trust, Vanguard Fiduciary Trust Company Structured Large-Cap Growth Trust, from January 19, 2006, to October 3, 2006.

2 Six months ended March 31, 2008.

3 Annualized.

Note: See Financial Highlights tables on pages 30–31 for dividend and capital gains information.

Structured Large-Cap Growth Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (11.5%)
	Target Corp.	7,320	371
	Comcast Corp. Class A	18,429	356
	Yum! Brands, Inc.	8,718	324
	Omnicom Group Inc.	6,902	305
	Home Depot, Inc.	10,659	298
	The Walt Disney Co.	9,442	296
*	GameStop Corp. Class A	5,100	264
	NIKE, Inc. Class B	3,728	253
*	Amazon.com, Inc.	3,400	242
	Lowe’s Cos., Inc.	10,423	239
	Whirlpool Corp.	2,721	236
*	AutoZone Inc.	2,000	228
*	The Goodyear Tire & Rubber Co.	8,400	217
	News Corp., Class A	11,334	213
*	DISH Network Corp.	7,286	209
*	Dollar Tree, Inc.	7,541	208
	Sherwin-Williams Co.	4,070	208
	Burger King Holdings Inc.	7,308	202
	McDonald’s Corp.	3,364	188
	Best Buy Co., Inc.	4,473	185
	Darden Restaurants Inc.	5,684	185
*	Big Lots Inc.	7,000	156
	Choice Hotels International, Inc.	4,500	153
*	Viacom Inc. Class B	3,859	153
	Garmin Ltd.	2,400	130
	Johnson Controls, Inc.	3,700	125
	Time Warner, Inc.	8,449	118
	Tiffany & Co.	2,500	105
	Carnival Corp.	2,485	101
*	ITT Educational Services, Inc.	2,100	96
	TJX Cos., Inc.	2,900	96
*	DIRECTV Group, Inc.	3,660	91
	RadioShack Corp.	3,600	58
*	Liberty Global, Inc. Class A	1,700	58
	Wynn Resorts Ltd.	500	50
	The McGraw-Hill Cos., Inc.	1,027	38
*	Crocs, Inc.	1,300	23

			Market
			Value•
		Shares	($000)
	Wendy’s International, Inc.	800	18
*	NutriSystem, Inc.	1,100	17
*	Las Vegas Sands Corp.	130	10
*	Clear Channel Outdoor
	Holdings, Inc. Class A	500	9
*	MGM Mirage, Inc.	110	6
			6,838
Consumer Staples (11.3%)
	PepsiCo, Inc.	13,811	997
	Wal-Mart Stores, Inc.	16,457	867
	The Coca-Cola Co.	14,083	857
	The Procter & Gamble Co.	11,549	809
	Philip Morris International Inc.	11,069	560
	Colgate-Palmolive Co.	4,805	374
	The Kroger Co.	10,900	277
	Walgreen Co.	6,810	259
	Altria Group, Inc.	11,069	246
	CVS/Caremark Corp.	5,184	210
	Costco Wholesale Corp.	3,175	206
*	NBTY, Inc.	6,200	186
	Carolina Group	2,500	181
	The Pepsi Bottling Group, Inc.	4,000	136
	Anheuser-Busch Cos., Inc.	2,789	132
	Herbalife Ltd.	2,700	128
	H.J. Heinz Co.	2,100	99
	Sara Lee Corp.	5,371	75
	Sysco Corp.	1,894	55
	Kimberly-Clark Corp.	679	44
			6,698
Energy (9.0%)
	Schlumberger Ltd.	9,400	818
	ExxonMobil Corp.	9,273	784
*	Transocean, Inc.	3,057	413
*	National Oilwell Varco Inc.	6,048	353
	Chesapeake Energy Corp.	6,582	304
	Noble Corp.	5,852	291
	ENSCO International, Inc.	4,197	263
	Halliburton Co.	6,090	240
	Valero Energy Corp.	4,753	233

Structured Large-Cap Growth Fund

			Market
			Value•
		Shares	($000)
*	FMC Technologies Inc.	4,000	228
	XTO Energy, Inc.	3,193	198
	Noble Energy, Inc.	2,700	197
	Tidewater Inc.	3,200	176
	Sunoco, Inc.	2,870	151
	Baker Hughes, Inc.	1,839	126
	Frontier Oil Corp.	4,000	109
*	Pride International, Inc.	3,100	108
	Williams Cos., Inc.	3,000	99
*	Weatherford International Ltd.	1,100	80
*	Unit Corp.	1,400	79
*	Denbury Resources, Inc.	2,300	66
*	Cameron International Corp.	1,000	42
			5,358
Financials (6.6%)
	American Express Co.	7,427	325
	The Goldman Sachs Group, Inc.	1,845	305
	State Street Corp.	3,566	282
	Northern Trust Corp.	4,130	275
	Invesco, Ltd.	10,100	246
*	TD Ameritrade Holding Corp.	12,800	211
	Bank of New York Mellon Corp.	4,530	189
	CME Group, Inc.	402	189
	Franklin Resources Corp.	1,886	183
	AFLAC Inc.	2,769	180
	ProLogis REIT	3,029	178
	Janus Capital Group Inc.	7,500	175
	Simon Property Group, Inc. REIT	1,791	166
	Charles Schwab Corp.	5,515	104
	Freddie Mac	4,090	104
	XL Capital Ltd. Class A	3,000	89
	The Macerich Co. REIT	1,200	84
	Transatlantic Holdings, Inc.	1,200	80
	Forest City Enterprise Class A	2,140	79
	Taubman Co. REIT	1,500	78
	NYSE Euronext	1,200	74
	Federated Investors, Inc.	1,700	67
	ACE Ltd.	1,100	61
	Discover Financial Services	3,300	54
	Bank of Hawaii Corp.	799	40
	Merrill Lynch & Co., Inc.	678	28
	CNA Financial Corp.	900	23
	General Growth Properties Inc. REIT	500	19
	Lazard Ltd. Class A	200	8
	Prudential Financial, Inc.	97	8
	American International
	Group, Inc.	62	3
			3,907
Health Care (15.4%)
	Abbott Laboratories	11,969	660
	Johnson & Johnson	9,812	636
	Merck & Co., Inc.	16,403	622

			Market
			Value•
		Shares	($000)
	UnitedHealth Group Inc.	12,149	417
	Medtronic, Inc.	8,440	408
	Baxter International, Inc.	6,642	384
*	Gilead Sciences, Inc.	6,670	344
	Bristol-Myers Squibb Co.	14,218	303
*	Express Scripts Inc.	4,678	301
	McKesson Corp.	5,440	285
*	Forest Laboratories, Inc.	6,994	280
	Eli Lilly & Co.	5,279	272
*	Medco Health Solutions, Inc.	5,990	262
*	Genentech, Inc.	3,155	256
	CIGNA Corp.	6,200	252
*	Amgen, Inc.	5,418	226
*	Millennium Pharmaceuticals, Inc.	14,000	216
*	Warner Chilcott Ltd.	11,600	209
*	St. Jude Medical, Inc.	4,700	203
*	Endo Pharmaceuticals Holdings, Inc.	8,392	201
	Aetna Inc.	4,717	199
	Schering-Plough Corp.	13,632	196
*	Cephalon, Inc.	3,038	196
	Wyeth	4,653	194
	AmerisourceBergen Corp.	4,730	194
*	Laboratory Corp. of America Holdings	2,550	188
*	Humana Inc.	4,100	184
*	Celgene Corp.	2,500	153
*	WellPoint Inc.	2,928	129
	Stryker Corp.	1,627	106
	Cardinal Health, Inc.	1,980	104
*	Watson Pharmaceuticals, Inc.	3,500	103
*	Kinetic Concepts, Inc.	2,000	92
*	PDL BioPharma Inc.	6,700	71
*	Lincare Holdings, Inc.	1,800	51
*	DaVita, Inc.	1,000	48
*	Techne Corp.	700	47
*	Thermo Fisher Scientific, Inc.	700	40
	Becton, Dickinson & Co.	341	29
*	Biogen Idec Inc.	431	27
*	WellCare Health Plans Inc.	600	23
			9,111
Industrials (13.2%)
	The Boeing Co.	7,504	558
	Caterpillar, Inc.	6,325	495
	United Parcel Service, Inc.	6,647	485
	3M Co.	4,926	390
	Honeywell International Inc.	6,780	383
	Lockheed Martin Corp.	3,554	353
	Burlington Northern
	Santa Fe Corp.	3,400	314
	General Electric Co.	8,051	298
	United Technologies Corp.	4,282	295
	Textron, Inc.	5,278	292
	CSX Corp.	4,235	237

Structured Large-Cap Growth Fund

			Market
			Value•
		Shares	($000)
	Cummins Inc.	5,070	237
	Union Pacific Corp.	1,883	236
	Manpower Inc.	4,150	233
	Waste Management, Inc.	6,858	230
	Precision Castparts Corp.	2,247	229
	The Manitowoc Co., Inc.	5,612	229
	Emerson Electric Co.	4,446	229
	Harsco Corp.	3,800	210
*	AGCO Corp.	3,200	192
	Raytheon Co.	2,904	188
	Cooper Industries, Inc. Class A	4,609	185
*	First Solar, Inc.	700	162
*	Allied Waste Industries, Inc.	14,409	156
	UAL Corp.	6,700	144
	FedEx Corp.	1,484	138
	Goodrich Corp.	2,200	127
	Danaher Corp.	1,300	99
	Illinois Tool Works, Inc.	1,958	94
	Northrop Grumman Corp.	982	76
	Deere & Co.	900	72
	GATX Corp.	1,616	63
	Fluor Corp.	400	56
	L-3 Communications Holdings, Inc.	500	55
	Joy Global Inc.	800	52
	Dover Corp.	1,100	46
*	Northwest Airlines Corp.	1,900	17
			7,855
Information Technology (26.7%)
	Communications Equipment (3.6%)
*	Cisco Systems, Inc.	49,550	1,194
	QUALCOMM Inc.	12,603	517
	Corning, Inc.	15,907	382
*	JDS Uniphase Corp.	1,500	20

	Computers & Peripherals (7.3%)
	International Business Machines Corp.	9,807	1,129
*	Apple Inc.	7,812	1,121
	Hewlett-Packard Co.	24,177	1,104
*	Dell Inc.	16,881	336
	Seagate Technology	9,900	207
*	EMC Corp.	14,094	202
*	Western Digital Corp.	6,800	184
*	Lexmark International, Inc.	1,700	52
*	Brocade Communications Systems, Inc.	3,203	23

	Electronic Equipment & Instruments (0.5%)
*	Avnet, Inc.	5,440	178
*	Dolby Laboratories Inc.	1,533	56
*	Arrow Electronics, Inc.	1,252	42

	Internet Software & Services (2.6%)
*	Google Inc.	1,875	826
*	eBay Inc.	11,356	339

			Market
			Value•
		Shares	($000)
*	Yahoo! Inc.	10,357	300
*	WebMD Health Corp. Class A	3,200	75

	IT Services (2.2%)
	MasterCard, Inc. Class A	1,590	355
	Accenture Ltd.	7,035	247
*	NeuStar, Inc. Class A	7,600	201
	Automatic Data Processing, Inc.	3,700	157
	Broadridge Financial Solutions LLC	7,100	125
*	Hewitt Associates, Inc.	2,200	87
	Electronic Data Systems Corp.	4,465	74
	Western Union Co.	2,559	54

	Semiconductors & Semiconductor Equipment (4.3%)
	Intel Corp.	52,420	1,110
	Texas Instruments, Inc.	14,261	403
*	NVIDIA Corp.	13,100	259
	National Semiconductor Corp.	11,802	216
	Applied Materials, Inc.	8,699	170
*	LAM Research Corp.	4,260	163
*	Varian Semiconductor Equipment Associates, Inc.	5,421	153
*	MEMC Electronic
	Materials, Inc.	1,291	92

	Software (6.2%)
	Microsoft Corp.	72,385	2,054
*	Oracle Corp.	36,196	708
*	Intuit, Inc.	9,302	251
*	BMC Software, Inc.	7,610	247
*	Symantec Corp.	11,600	193
*	Adobe Systems, Inc.	5,083	181
*	Compuware Corp.	4,900	36
*	Citrix Systems, Inc.	700	21
			15,844
Materials (3.8%)
	Monsanto Co.	5,227	583
	Freeport-McMoRan
	Copper & Gold, Inc. Class B	2,971	286
*	Owens-Illinois, Inc.	4,800	271
	Celanese Corp. Series A	5,470	214
	Steel Dynamics, Inc.	5,026	166
	Lubrizol Corp.	2,983	166
	Praxair, Inc.	1,900	160
	Allegheny Technologies Inc.	2,000	143
	AK Steel Holding Corp.	1,700	93
	Southern Peru Copper Corp.
	(U.S. Shares)	636	66
	E.I. du Pont de Nemours & Co.	1,100	51
	Ball Corp.	500	23
			2,222

Structured Large-Cap Growth Fund

			Market
			Value•
		Shares	($000)
Telecommunication Services (0.6%)
	Telephone &
	Data Systems, Inc.	3,591	141
	Windstream Corp.	10,985	131
*	U.S. Cellular Corp.	1,592	88
			360
Utilities (1.4%)
*	Mirant Corp.	6,800	247
*	NRG Energy, Inc.	4,400	172
	Questar Corp.	2,800	158
	Exelon Corp.	1,772	144
	PPL Corp.	2,600	119
			840
Total Common Stocks
(Cost $57,860)			59,033
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.2%)
2	Vanguard Market
	Liquidity Fund, 2.800%	146,454	146

		Face
		Amount
		($000)
U.S. Agency Obligation (0.2%)
3	Federal Home Loan
	Mortgage Corp.
4	3.607%, 4/7/08	100	100
Total Temporary Cash Investments
(Cost $246)			246
Total Investments (99.9%)
(Cost $58,106)			59,279
Other Assets and Liabilities (0.1%)
Other Assets—Note B			86
Liabilities			(51)
			35
Net Assets (100%)			59,314

At March 31, 2008, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	59,058
Undistributed Net Investment Income	150
Accumulated Net Realized Losses	(1,061)
Unrealized Appreciation (Depreciation)
Investment Securities	1,173
Futures Contracts	(6)
Net Assets	59,314

Institutional Shares—Net Assets
Applicable to 305,025 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,820
Net Asset Value Per Share—
Institutional Shares	$25.64

Institutional Plus Shares—Net Assets
Applicable to 1,008,669 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	51,494
Net Asset Value Per Share—
Institutional Plus Shares	$51.05

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Structured Large-Cap Growth Fund

Statement of Operations

Six Months Ended
March 31, 2008
($000)
Investment Income
Income
Dividends	384
Interest[1]	3
Security Lending	1
Total Income	388
Expenses
The Vanguard Group—Note B
Investment Advisory Services	29
Management and Administrative
Institutional Shares	3
Institutional Plus Shares	6
Marketing and Distribution
Institutional Shares	1
Institutional Plus Shares	6
Custodian Fees	5
Shareholders’ Reports
Institutional Shares	—
Institutional Plus Shares	1
Total Expenses	51
Net Investment Income	337
Realized Net Gain (Loss)
Investment Securities Sold	(848)
Futures Contracts	(41)
Realized Net Gain (Loss)	(889)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(7,404)
Futures Contracts	(6)
Change in Unrealized Appreciation (Depreciation)	(7,410)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,962)

1 Interest income from an affiliated company of the fund was $3,000.

Structured Large-Cap Growth Fund

Statement of Changes in Net Assets

		October 3,
	Six Months Ended	2006[1] to
	March 31,	September 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	337	592
Realized Net Gain (Loss)	(889)	1,163
Change in Unrealized Appreciation (Depreciation)	(7,410)	8,104
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,962)	9,859
Distributions
Net Investment Income
Institutional Shares	(80)	—
Institutional Plus Shares	(553)	(146)
Realized Capital Gain[2]
Institutional Shares	(169)	—
Institutional Plus Shares	(1,114)	(52)
Total Distributions	(1,916)	(198)
Capital Share Transactions—Note E
Institutional Shares	250	8,608
Institutional Plus Shares	1,668	49,005
Net Increase (Decrease) from Capital Share Transactions	1,918	57,613
Total Increase (Decrease)	(7,960)	67,274
Net Assets
Beginning of Period	67,274	—
End of Period[3]	59,314	67,274

1 Commencement of operations as a registered investment company.

2 Includes fiscal 2008 and 2007 short-term gain distributions totaling $540,000 and $52,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

3 Net Assets—End of Period includes undistributed net investment income of $150,000 and $446,000.

Structured Large-Cap Growth Fund

Financial Highlights

Institutional Shares
	Six Months	June 22,
	Ended	2007[1] to
	March 31,	Sept. 30,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$29.93	$29.04
Investment Operations
Net Investment Income	.139	.05
Net Realized and Unrealized Gain (Loss) on Investments	(3.588)	.84
Total from Investment Operations	(3.449)	.89
Distributions
Dividends from Net Investment Income	(.270)	—
Distributions from Realized Capital Gains	(.571)	—
Total Distributions	(.841)	—
Net Asset Value, End of Period	$25.64	$29.93

Total Return	–11.85%	3.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8	$9
Ratio of Total Expenses to Average Net Assets	0.22%*	0.25%*
Ratio of Net Investment Income to Average Net Assets	1.00%*	0.84%*
Portfolio Turnover Rate	63%*	56%

1 Inception.

*	Annualized.

Structured Large-Cap Growth Fund

Institutional Plus Shares
	Six Months	Oct. 3,
	Ended	2006[1] to
	March 31,	Sept. 30,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$59.60	$50.00
Investment Operations
Net Investment Income	.297	.547
Net Realized and Unrealized Gain (Loss) on Investments	(7.146)	9.256
Total from Investment Operations	(6.849)	9.803
Distributions
Dividends from Net Investment Income	(.564)	(.150)
Distributions from Realized Capital Gains	(1.137)	(.053)
Total Distributions	(1.701)	(.203)
Net Asset Value, End of Period	$51.05	$59.60

Total Return	–11.83%	19.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$51	$58
Ratio of Total Expenses to Average Net Assets	0.15%*	0.15%*
Ratio of Net Investment Income to Average Net Assets	1.07%*	0.94%*
Portfolio Turnover Rate	63%*	56%

1 Commencement of operations as a registered investment company.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Growth Fund

Notes to Financial Statements

Vanguard Structured Large-Cap Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Quantitative Funds. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares. Institutional Shares are available to investors who invest a minimum amount of $5 million. Institutional Plus Shares are available to investors who invest a minimum amount of $200 million ($100 million for investors with total Vanguard investments of at least $1 billion).

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s federal tax positions for the period ended September 30, 2007, and for the period ended March 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

Structured Large-Cap Growth Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2008, the fund had contributed capital of $6,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At March 31, 2008, the cost of investment securities for tax purposes was $58,106,000. Net unrealized appreciation of investment securities for tax purposes was $1,173,000, consisting of unrealized gains of $5,658,000 on securities that had risen in value since their purchase and $4,485,000 in unrealized losses on securities that had fallen in value since their purchase.

At March 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
E-mini S&P 500 Index	4	265	(6)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended March 31, 2008, the fund purchased $20,272,000 of investment securities and sold $20,142,000 of investment securities, other than temporary cash investments.

Structured Large-Cap Growth Fund

E. Capital share transactions for each class of shares were:

	Six Months Ended		October 3, 2006[1] to
	March 31, 2008		September 30, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	—	—	8,608	296
Issued in Lieu of Cash Distributions	250	9	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—Institutional Shares	250	9	8,608	296
Institutional Plus Shares
Issued	—	—	48,807	976
Issued in Lieu of Cash Distributions	1,668	29	198	4
Redeemed	—	—	—	—
Net Increase (Decrease)—Institutional Plus Shares	1,668	29	49,005	980

1 Commencement of operations as a registered investment company.

Structured Large-Cap Value Fund

Fund Profile

As of March 31, 2008

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	229	618	4,811
Median Market Cap	$47.3B	$47.3B	$33.8B
Price/Earnings Ratio	13.5x	14.7x	16.9x
Price/Book Ratio	1.8x	1.8x	2.4x
Yield — Institutional Plus Shares[3]	2.8%	2.9%	2.0%
Return on Equity	18.3%	18.1%	19.5%
Earnings Growth Rate	20.3%	18.7%	20.0%
Foreign Holdings	0.3%	0.0%	0.0%
Turnover Rate	106%[4]	—	—
Expense Ratio		—	—
Institutional Plus Shares	0.13%[4]
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	7.0%	7.1%	9.4%
Consumer Staples	9.2	9.2	9.6
Energy	16.9	17.0	12.7
Financials	28.1	27.9	17.7
Health Care	7.3	7.4	11.7
Industrials	11.2	11.3	12.2
Information Technology	3.2	3.1	15.6
Materials	4.4	4.3	4.1
Telecommunication Services	6.1	6.1	3.1
Utilities	6.6	6.6	3.9

Ten Largest Holdings[5] (% of total net assets)

ExxonMobil Corp.	integrated oil and gas	6.0%
General Electric Co.	industrial conglomerate	5.2
AT&T Inc.	integrated telecommunication services	3.8
Chevron Corp.	integrated oil and gas	2.8
Bank of America Corp.	diversified financial services	2.5
JPMorgan Chase & Co.	diversified financial services	2.4
Pfizer Inc.	pharmaceuticals	2.4
The Procter & Gamble Co.	household products	2.2
ConocoPhillips Co.	integrated oil and gas	2.0
Johnson & Johnson	pharmaceuticals	1.8
Top Ten		31.1%

Investment Focus

1 Russell 1000 Value Index.

2 Dow Jones Wilshire 5000 Index.

3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on page 64.

4 Annualized.

5 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Structured Large-Cap Value Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 15, 2005–March 31, 2008

Average Annual Total Returns: Periods Ended March 31, 2008

			Since
	Inception Date	One Year	Inception
Institutional Plus Shares	12/15/2005	–10.12%	4.12%

1 The fund commenced operations as a registered investment company on January 18, 2007. The fund’s performance includes the performance of a predecessor trust, Vanguard Fiduciary Trust Company Large-Cap Value Trust, from December 15, 2005, to January 18, 2007.

2 Six months ended March 31, 2008.

Note: See Financial Highlights table on page 43 for dividend and capital gains information.

Structured Large-Cap Value Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (7.0%)
	McDonald’s Corp.	11,504	642
	Time Warner, Inc.	39,520	554
	The Walt Disney Co.	14,290	448
	CBS Corp.	16,150	357
	The Gap, Inc.	17,500	344
	Comcast Corp. Class A	16,675	323
	Home Depot, Inc.	10,600	297
	Whirlpool Corp.	3,000	260
	The Stanley Works	5,000	238
*	Ford Motor Co.	37,300	213
	Black & Decker Corp.	3,100	205
	Regal Entertainment Group Class A	9,200	177
	Wyndham Worldwide Corp.	7,848	162
	Johnson Controls, Inc.	4,300	145
*	Liberty Media Corp.	5,800	131
	Ryland Group, Inc.	3,100	102
	Barnes & Noble, Inc.	2,900	89
	News Corp., Class A	4,610	86
	Sherwin-Williams Co.	1,400	71
*	Expedia, Inc.	2,000	44
	Idearc Inc.	11,200	41
	Carnival Corp.	1,000	41
	Autoliv, Inc.	200	10
			4,980
Consumer Staples (9.2%)
	The Procter & Gamble Co.	22,390	1,569
	Kraft Foods Inc.	19,601	608
	Philip Morris International Inc.	11,130	563
	The Coca-Cola Co.	7,490	456
	Wal-Mart Stores, Inc.	8,600	453
	Archer-Daniels-Midland Co.	8,900	366
	Coca-Cola Enterprises, Inc.	12,300	298
	The Kroger Co.	11,400	290
	Molson Coors Brewing Co. Class B	5,400	284
	Reynolds American Inc.	4,440	262

		Market
		Value•
	Shares	($000)
Altria Group, Inc.	11,130	247
CVS/Caremark Corp.	5,700	231
The Pepsi Bottling Group, Inc.	6,500	220
H.J. Heinz Co.	4,600	216
SuperValu Inc.	4,300	129
Kimberly-Clark Corp.	1,570	101
Colgate-Palmolive Co.	1,100	86
Anheuser-Busch Cos., Inc.	1,690	80
Corn Products International, Inc.	2,100	78
Costco Wholesale Corp.	300	20
Alberto-Culver Co.	300	8
		6,565
Energy (16.9%)
ExxonMobil Corp.	50,910	4,306
Chevron Corp.	23,190	1,980
ConocoPhillips Co.	19,174	1,461
Occidental Petroleum Corp.	10,320	755
Devon Energy Corp.	5,700	595
Apache Corp.	4,400	532
Hess Corp.	5,500	485
Marathon Oil Corp.	7,800	356
Noble Energy, Inc.	4,700	342
Helmerich & Payne, Inc.	5,900	277
Anadarko Petroleum Corp.	3,950	249
* Unit Corp.	3,200	181
Cimarex Energy Co.	2,500	137
Murphy Oil Corp.	1,500	123
EOG Resources, Inc.	900	108
Chesapeake Energy Corp.	2,100	97
Frontier Oil Corp.	2,700	74
Valero Energy Corp.	120	6
		12,064
Financials (28.0%)
Capital Markets (3.7%)
The Goldman Sachs Group, Inc.	2,960	490
Morgan Stanley	9,490	434
Bank of New York Mellon Corp.	9,643	402
Ameriprise Financial, Inc.	6,000	311
Merrill Lynch & Co., Inc.	6,400	261

Structured Large-Cap Value Fund

			Market
			Value•
		Shares	($000)
	Invesco, Ltd.	8,800	214
	Northern Trust Corp.	2,900	193
	Lehman Brothers Holdings, Inc.	4,560	172
	State Street Corp.	1,800	142

	Commercial Banks (6.6%)
	Wells Fargo & Co.	40,500	1,179
	U.S. Bancorp	21,770	705
	Wachovia Corp.	24,640	665
	BB&T Corp.	13,250	425
	PNC Financial Services Group	5,100	334
	Regions Financial Corp.	16,700	330
	Associated Banc-Corp.	10,400	277
	Bank of Hawaii Corp.	4,030	200
	Cullen/Frost Bankers, Inc.	3,100	164
	SunTrust Banks, Inc.	2,660	147
	TCF Financial Corp.	6,200	111
	Popular, Inc.	8,295	97
	East West Bancorp, Inc.	2,200	39

	Consumer Finance (0.6%)
	Discover Financial Services	18,945	310
	Capital One Financial Corp.	2,840	140

	Diversified Financial Services (6.7%)
	Bank of America Corp.	47,892	1,816
	JPMorgan Chase & Co.	40,080	1,721
	Citigroup, Inc.	54,690	1,171
*	Liberty Media Corp.–
	Capital Series A	3,400	54

	Insurance (7.3%)
	American International
	Group, Inc.	21,640	936
	The Chubb Corp.	8,500	421
	The Travelers Cos., Inc.	8,600	412
	ACE Ltd.	7,418	408
	The Hartford Financial Services Group Inc.	4,400	333
	Everest Re Group, Ltd.	2,900	260
*	Arch Capital Group Ltd.	3,700	254
	RenaissanceRe Holdings Ltd.	4,700	244
	MetLife, Inc.	3,910	236
	Axis Capital Holdings Ltd.	6,900	234
	The Allstate Corp.	4,850	233
	Prudential Financial, Inc.	2,950	231
	Endurance Specialty
	Holdings Ltd.	6,100	223
	American National
	Insurance Co.	2,000	213
	XL Capital Ltd. Class A	6,300	186
	Loews Corp.	3,100	125
	PartnerRe Ltd.	1,600	122
	MBIA, Inc.	5,200	64

			Market
			Value•
		Shares	($000)
	Cincinnati Financial Corp.	1,200	46
	Unum Group	1,900	42
	Allied World Assurance Holdings, Ltd.	400	16

	Real Estate Investment Trusts (2.4%)
	Simon Property Group, Inc. REIT	1,970	183
	Plum Creek Timber Co. Inc. REIT	3,600	147
	AMB Property Corp. REIT	2,500	136
	Annaly Mortgage Management Inc. REIT	8,400	129
	General Growth Properties Inc. REIT	3,200	122
	Host Hotels & Resorts Inc. REIT	7,500	119
	Hospitality Properties Trust REIT	3,400	116
	Apartment Investment & Management Co. Class A REIT	2,912	104
	Federal Realty
	Investment Trust REIT	1,300	101
	ProLogis REIT	1,700	100
	Douglas Emmett, Inc. REIT	4,500	99
	Colonial Properties Trust REIT	3,900	94
	Vornado Realty Trust REIT	1,000	86
	CapitalSource Inc. REIT	5,200	50
	Equity Residential REIT	880	37
	iStar Financial Inc. REIT	1,600	22
	Boston Properties, Inc. REIT	200	18
	Public Storage, Inc. REIT	200	18
	Avalonbay Communities, Inc.
	REIT	150	15
	Kimco Realty Corp. REIT	312	12
	Thornburg Mortgage, Inc.
	REIT	10,700	11

	Real Estate Management & Development (0.0%)
*	Forestar Real Estate Group, Inc.	400	10

	Thrifts & Mortgage Finance (0.7%)
	Fannie Mae	12,127	319
	Freddie Mac	5,470	139
	Washington Mutual, Inc.	4,590	47
*	Guaranty Financial Group, Inc.	400	4
			19,981
Health Care (7.3%)
	Pfizer Inc.	81,820	1,713
	Johnson & Johnson	19,990	1,297
*	Biogen Idec Inc.	6,400	395
	Eli Lilly & Co.	6,830	352
	Wyeth	5,350	223
	Merck & Co., Inc.	5,680	216

Structured Large-Cap Value Fund

			Market
			Value•
		Shares	($000)
*	Tenet Healthcare Corp.	36,600	207
*	WellPoint Inc.	4,390	194
	Beckman Coulter, Inc.	1,800	116
	AmerisourceBergen Corp.	2,600	107
	Aetna Inc.	2,500	105
*	Kinetic Concepts, Inc.	2,100	97
*	Amgen, Inc.	1,900	79
*	Thermo Fisher Scientific, Inc.	900	51
*	Millennium Pharmaceuticals, Inc.	2,100	32
	Covidien Ltd.	475	21
			5,205
Industrials (11.2%)
	General Electric Co.	100,350	3,714
	Deere & Co.	5,600	450
	Parker Hannifin Corp.	5,250	364
	SPX Corp.	2,700	283
	Northrop Grumman Corp.	3,350	261
*	United Rentals, Inc.	13,600	256
	General Dynamics Corp.	2,980	248
	Raytheon Co.	3,600	233
	CSX Corp.	4,100	230
	United Technologies Corp.	3,300	227
	Alexander & Baldwin, Inc.	5,100	220
*	AGCO Corp.	3,600	216
*	Allied Waste Industries, Inc.	17,700	191
	Cooper Industries, Inc. Class A	4,600	185
	Tyco International, Ltd.	3,725	164
	Honeywell International Inc.	2,500	141
	Kennametal, Inc.	3,300	97
	Burlington Northern Santa Fe Corp.	1,000	92
	L-3 Communications Holdings, Inc.	800	87
	Union Pacific Corp.	620	78
*	US Airways Group Inc.	8,500	76
	Waste Management, Inc.	1,500	50
	Textron, Inc.	800	44
*	Gardner Denver Inc.	1,000	37
*	Northwest Airlines Corp.	3,700	33
*	Shaw Group, Inc.	400	19
			7,996
Information Technology (3.2%)
	International Business
	Machines Corp.	3,760	433
	Xerox Corp.	25,600	383
*	Symantec Corp.	22,100	367
*	Sun Microsystems, Inc.	20,800	323
	Tyco Electronics Ltd.	5,575	191
*	Fairchild Semiconductor International, Inc.	14,600	174
	Motorola, Inc.	18,580	173
	Western Union Co.	5,800	123
*	Western Digital Corp.	1,900	51
*	International Rectifier Corp.	1,600	34
			2,252

		Market
		Value•
	Shares	($000)
Materials (4.4%)
E.I. du Pont de Nemours & Co.	8,800	412
Dow Chemical Co.	8,510	314
United States Steel Corp.	2,300	292
Eastman Chemical Co.	4,600	287
Steel Dynamics, Inc.	8,400	278
Alcoa Inc.	7,620	275
PPG Industries, Inc.	4,400	266
* Owens-Illinois, Inc.	4,500	254
Celanese Corp. Series A	6,288	246
* The Mosaic Co.	1,700	174
Nucor Corp.	2,100	142
Reliance Steel & Aluminum Co.	2,200	132
Freeport-McMoRan Copper & Gold, Inc. Class B	500	48
		3,120
Telecommunication Services (6.1%)
AT&T Inc.	71,113	2,724
Verizon Communications Inc.	30,440	1,110
Sprint Nextel Corp.	23,820	159
Windstream Corp.	13,000	155
CenturyTel, Inc.	2,900	96
Qwest Communications International Inc.	15,100	68
Embarq Corp.	1,150	46
		4,358
Utilities (6.5%)
American Electric
Power Co., Inc.	9,700	404
Edison International	8,000	392
Dominion Resources, Inc.	7,868	321
Southern Co.	8,739	311
* Reliant Energy, Inc.	13,000	307
Consolidated Edison Inc.	7,600	302
DTE Energy Co.	7,200	280
Alliant Energy Corp.	7,400	259
ONEOK, Inc.	5,700	254
Exelon Corp.	3,100	252
* Mirant Corp.	6,800	247
Duke Energy Corp.	13,304	238
Atmos Energy Corp.	9,100	232
UGI Corp. Holding Co.	9,300	232
Public Service Enterprise Group, Inc.	5,500	221
FPL Group, Inc.	3,300	207
SCANA Corp.	3,000	110
Ameren Corp.	1,800	79
Entergy Corp.	100	11
FirstEnergy Corp.	100	7
		4,666
Total Common Stocks
(Cost $71,154)		71,187

Structured Large-Cap Value Fund

	Face	Market
	Amount	Value•
	($000)	($000)
Temporary Cash Investment (0.3%)[1]
U.S. Agency Obligation
2 Federal Home Loan Mortgage Corp.
3 3.607%, 4/7/08
(Cost $200)	200	200
Total Investments (100.1%)
(Cost $71,354)		71,387
Other Assets and Liabilities (–0.1%)
Other Assets—Note B		141
Liabilities		(242)
		(101)
Net Assets (100%)
Applicable to 1,425,154 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		71,286
Net Asset Value Per Share		$50.02

At March 31, 2008, net assets consisted of:[4]
	Amount	Per
	($000)	Share
Paid-in Capital	73,566	$51.62
Undistributed Net
Investment Income	466.33
Accumulated Net
Realized Losses	(2,778)	(1.95)
Unrealized Appreciation
(Depreciation)
Investment Securities	33.02
Futures Contracts	(1)	—
Net Assets	71,286	$50.02

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

3 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

4 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Structured Large-Cap Value Fund

Statement of Operations

Six Months Ended
March 31, 2008
($000)
Investment Income
Income
Dividends	980
Interest[1]	3
Total Income	983
Expenses
The Vanguard Group—Note B
Investment Advisory Services	34
Management and Administrative	5
Custodian Fees	8
Shareholders’ Reports	1
Total Expenses	48
Net Investment Income	935
Realized Net Gain (Loss)
Investment Securities Sold	(2,439)
Futures Contracts	(32)
Realized Net Gain (Loss)	(2,471)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(9,769)
Futures Contracts	(2)
Change in Unrealized Appreciation (Depreciation)	(9,771)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,307)

1 Interest income from an affiliated company of the fund was $3,000.

Structured Large-Cap Value Fund

Statement of Changes in Net Assets

		January 18,
	Six Months Ended	2007[1] to
	March 31,	September 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	935	1,263
Realized Net Gain (Loss)	(2,471)	4,724
Change in Unrealized Appreciation (Depreciation)	(9,771)	(1,054)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,307)	4,933
Distributions
Net Investment Income	(1,732)	—
Realized Capital Gain[2]	(5,031)	—
Total Distributions	(6,763)	—
Capital Share Transactions—Note E
Issued	4,000	78,660
Issued in Lieu of Cash Distributions	6,763	—
Redeemed	—	(5,000)
Net Increase (Decrease) from Capital Share Transactions	10,763	73,660
Total Increase (Decrease)	(7,307)	78,593
Net Assets
Beginning of Period	78,593	—
End of Period[3]	71,286	78,593

1 Commencement of operations as a registered investment company.

2 Includes fiscal 2008 short-term gain distributions totaling $1,651,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

3 Net Assets—End of Period includes undistributed net investment income of $466,000 and $1,263,000.

Structured Large-Cap Value Fund

Financial Highlights

Institutional Plus Shares
	Six Months	Jan. 18,
	Ended	2007[1] to
	March 31,	Sept. 30,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$63.87	$60.09
Investment Operations
Net Investment Income	.67	1.03
Net Realized and Unrealized Gain (Loss) on Investments	(9.17)	2.75
Total from Investment Operations	(8.50)	3.78
Distributions
Dividends from Net Investment Income	(1.37)	—
Distributions from Realized Capital Gains	(3.98)	—
Total Distributions	(5.35)	—
Net Asset Value, End of Period	$50.02	$63.87

Total Return	–14.13%	6.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$71	$79
Ratio of Total Expenses to Average Net Assets	0.13%*	0.15%*
Ratio of Net Investment Income to Average Net Assets	2.52%*	2.29%*
Portfolio Turnover Rate	106%*	48%

1 Commencement of operations as a registered investment company.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Value Fund

Notes to Financial Statements

Vanguard Structured Large-Cap Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Quantitative Funds. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares. Institutional Shares are available to investors who invest a minimum amount of $5 million. Institutional Plus Shares are available to investors who invest a minimum amount of $200 million ($100 million for investors with total Vanguard investments of at least $1 billion). The fund has not issued any Institutional Shares through March 31, 2008.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s federal tax positions for the period ended September 30, 2007, and for the period ended March 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Structured Large-Cap Value Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2008, the fund had contributed capital of $6,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At March 31, 2008, the cost of investment securities for tax purposes was $71,354,000. Net unrealized appreciation of investment securities for tax purposes was $33,000, consisting of unrealized gains of $7,376,000 on securities that had risen in value since their purchase and $7,343,000 in unrealized losses on securities that had fallen in value since their purchase.

At March 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
E-mini S&P 500 Index	1	66	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended March 31, 2008, the fund purchased $45,143,000 of investment securities and sold $39,893,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	January 18, 2007[1] to
	March 31, 2008	September 30, 2007
	Shares	Shares
	(000)	(000)
Issued	72	1,309
Issued in Lieu of Cash Distributions	122	—
Redeemed	—	(78)
Net Increase (Decrease) in Shares Outstanding	194	1,231

1 Commencement of operations as a registered investment company.

Structured Broad Market Fund

Fund Profile

As of March 31, 2008

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	453	2,899	4,811
Median Market Cap	$36.0B	$34.5B	$33.8B
Price/Earnings Ratio	14.6x	16.7x	16.9x
Price/Book Ratio	2.3x	2.4x	2.4x
Yield[3]		2.0%	2.0%
Institutional Shares	1.9%
Institutional Plus Shares	1.9%
Return on Equity	19.1%	19.7%	19.5%
Earnings Growth Rate	21.3%	20.2%	20.0%
Foreign Holdings	0.6%	0.0%	0.0%
Turnover Rate	68%[4]	—	—
Expense Ratio		—	—
Institutional Shares	0.22%[4]
Institutional Plus Shares	0.14%[4]
Short-Term Reserves	–0.1%[5]	—	—

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	9.8%	9.7%	9.4%
Consumer Staples	9.8	9.8	9.6
Energy	12.5	12.5	12.7
Financials	17.0	16.9	17.7
Health Care	11.6	11.7	11.7
Industrials	12.5	12.6	12.2
Information Technology	15.6	15.6	15.6
Materials	4.2	4.2	4.1
Telecommunication Services	3.1	3.1	3.1
Utilities	3.9	3.9	3.9

Ten Largest Holdings[6] (% of total net assets)

ExxonMobil Corp.	integrated oil and gas	3.2%
General Electric Co.	industrial conglomerate	2.5
AT&T Inc.	integrated telecommunication services	1.7
Microsoft Corp.	systems software	1.7
The Procter & Gamble Co.	household products	1.6
Chevron Corp.	integrated oil and gas	1.3
Johnson & Johnson	pharmaceuticals	1.3
International Business Machines Corp.	computer hardware	1.2
Pfizer Inc.	pharmaceuticals	1.1
JPMorgan Chase & Co.	diversified financial services	1.1
Top Ten		16.7%

Investment Focus

1 Russell 3000 Index.

2 Dow Jones Wilshire 5000 Index.

3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on page 64.

4 Annualized.

5 The fund invested a portion of its cash reserves in equity markets through the use of index futures contracts. After the effect of the futures investments, the fund's temporary cash position was negative.

6 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Structured Broad Market Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 3, 2004–March 31, 2008

Average Annual Total Returns: Periods Ended March 31, 2008

			Since
	Inception Date	One Year	Inception
Institutional Shares	11/30/2006	–8.29%	–4.29%
Institutional Plus Shares	5/3/2004	–8.20	6.81

1 The fund commenced operations as a registered investment company on October 3, 2006. The fund’s performance includes the performance of a predecessor trust, Vanguard Fiduciary Trust Company Structured Broad Market Trust, from May 3, 2004, to October 3, 2006.

2 Six months ended March 31, 2008.

Note: See Financial Highlights tables on pages 56–57 for dividend and capital gains information.

Structured Broad Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (9.8%)
	McDonald’s Corp.	27,360	1,526
	The Walt Disney Co.	46,090	1,446
	Comcast Corp. Class A	68,865	1,332
	Home Depot, Inc.	41,920	1,172
	Time Warner, Inc.	79,690	1,117
	Lowe’s Cos., Inc.	40,070	919
	Johnson Controls, Inc.	24,700	835
	Omnicom Group Inc.	18,460	816
	Best Buy Co., Inc.	18,990	787
	CBS Corp.	35,055	774
	Whirlpool Corp.	8,900	772
	NIKE, Inc. Class B	11,220	763
	The Gap, Inc.	37,200	732
*	Viacom Inc. Class B	18,395	729
*	AutoZone Inc.	5,800	660
*	Hanesbrands Inc.	22,300	651
*	Ford Motor Co.	112,700	645
	Burger King Holdings Inc.	22,900	633
*	Expedia, Inc.	28,400	622
	Carnival Corp.	15,100	611
	Sherwin-Williams Co.	11,900	607
*	Entravision
	Communications Corp.	90,200	601
*	Amazon.com, Inc.	8,200	585
	Yum! Brands, Inc.	15,220	566
*	Aeropostale, Inc.	19,950	541
*	NVR, Inc.	900	538
	Target Corp.	10,590	537
	Darden Restaurants Inc.	16,200	527
	News Corp., Class A	26,490	497
	Royal Caribbean Cruises, Ltd.	13,600	447
	Wyndham Worldwide Corp.	19,694	407
*	Jack in the Box Inc.	13,100	352
*	Clear Channel Outdoor
	Holdings, Inc. Class A	16,710	318
	RadioShack Corp.	19,000	309
	Black & Decker Corp.	4,200	278

			Market
			Value•
		Shares	($000)
	Regal Entertainment Group Class A	9,900	191
	Clear Channel Communications, Inc.	6,000	175
	Ross Stores, Inc.	5,800	174
*^	Jos. A. Bank Clothiers, Inc.	8,300	170
	Regis Corp.	5,500	151
	Men’s Wearhouse, Inc.	5,650	131
	UniFirst Corp.	3,500	130
	Oxford Industries, Inc.	5,200	117
*	The Goodyear Tire &
	Rubber Co.	2,900	75
	CSS Industries, Inc.	2,000	70
*	Las Vegas Sands Corp.	900	66
*	Dollar Tree, Inc.	2,200	61
*	Nexstar Broadcasting
	Group, Inc.	9,600	57
	Gannett Co., Inc.	1,900	55
*	Lear Corp.	2,100	54
	CBRL Group, Inc.	1,500	54
*	Perry Ellis International Corp.	2,400	52
*	DIRECTV Group, Inc.	1,970	49
	Sonic Automotive, Inc.	2,300	47
*	GameStop Corp. Class A	900	47
*	Source Interlink Cos., Inc.	17,511	33
	The Stanley Works	600	29
	Polaris Industries, Inc.	600	25
	DeVry, Inc.	500	21
	American Greetings Corp.
	Class A	1,000	19
	Macy’s Inc.	600	14
*	DISH Network Corp.	450	13
*	Valassis Communications, Inc.	1,100	12
			26,744
Consumer Staples (9.7%)
	The Procter & Gamble Co.	63,420	4,444
	Wal-Mart Stores, Inc.	50,710	2,671
	The Coca-Cola Co.	42,790	2,605
	Philip Morris International Inc.	43,050	2,177
	PepsiCo, Inc.	26,630	1,923

Structured Broad Market Fund

			Market
			Value•
		Shares	($000)
	Kraft Foods Inc.	38,529	1,195
	Colgate-Palmolive Co.	13,330	1,039
	Altria Group, Inc.	43,050	956
	The Kroger Co.	34,600	879
	CVS/Caremark Corp.	20,136	816
	ConAgra Foods, Inc.	33,200	795
	Molson Coors Brewing Co. Class B	14,300	752
*	Fresh Del Monte Produce Inc.	18,000	655
	The Pepsi Bottling Group, Inc.	17,300	587
	Corn Products International, Inc.	15,610	580
	SuperValu Inc.	17,900	537
*	NBTY, Inc.	16,200	485
	Walgreen Co.	10,630	405
	Anheuser-Busch Cos., Inc.	8,090	384
	Archer-Daniels-Midland Co.	8,300	342
	Reynolds American Inc.	5,640	333
	General Mills, Inc.	5,400	323
	Nash-Finch Co.	9,389	319
	Coca-Cola Enterprises, Inc.	12,000	290
	Costco Wholesale Corp.	4,270	277
	Kimberly-Clark Corp.	3,770	243
	Alberto-Culver Co.	8,200	225
	Safeway, Inc.	7,100	208
*	Winn-Dixie Stores, Inc.	3,847	69
	Coca-Cola Bottling Co.	200	12
			26,526
Energy (12.4%)
	ExxonMobil Corp.	103,020	8,713
	Chevron Corp.	42,665	3,642
	ConocoPhillips Co.	33,954	2,588
	Schlumberger Ltd.	18,900	1,644
	Occidental Petroleum Corp.	19,540	1,430
*	Transocean, Inc.	7,960	1,076
	Apache Corp.	8,740	1,056
	Chesapeake Energy Corp.	22,400	1,034
	Hess Corp.	11,700	1,032
*	National Oilwell Varco Inc.	15,800	922
	Devon Energy Corp.	8,513	888
	Marathon Oil Corp.	18,740	855
	Murphy Oil Corp.	10,200	838
	Noble Energy, Inc.	11,400	830
	Noble Corp.	15,600	775
	ENSCO International, Inc.	11,930	747
	Valero Energy Corp.	13,892	682
*	Pride International, Inc.	19,200	671
*	Bristow Group, Inc.	11,400	612
*	Whiting Petroleum Corp.	8,800	569
	Helmerich & Payne, Inc.	11,600	544
*	Gulfmark Offshore, Inc.	9,300	509
	Tidewater Inc.	8,200	452
*	Bois d’Arc Energy, Inc.	17,400	374
	Halliburton Co.	9,270	365
	XTO Energy, Inc.	4,200	260
	Anadarko Petroleum Corp.	3,940	248

			Market
			Value•
		Shares	($000)
*	Swift Energy Co.	4,500	202
	Baker Hughes, Inc.	2,060	141
	Frontier Oil Corp.	4,000	109
	Pioneer Natural Resources Co.	1,500	74
*	Superior Energy Services, Inc.	1,100	44
			33,926
Financials (16.9%)
	JPMorgan Chase & Co.	70,746	3,039
	Bank of America Corp.	76,382	2,896
	Wells Fargo & Co.	72,910	2,122
	Citigroup, Inc.	85,120	1,823
	American International Group, Inc.	35,800	1,548
	The Goldman Sachs Group, Inc.	9,230	1,527
	U.S. Bancorp	41,550	1,345
	Morgan Stanley	25,250	1,154
	Wachovia Corp.	40,616	1,097
	ACE Ltd.	15,800	870
	The Travelers Cos., Inc.	18,040	863
	State Street Corp.	10,900	861
	BB&T Corp.	26,580	852
	MetLife, Inc.	13,500	814
	Northern Trust Corp.	12,000	798
	Ameriprise Financial, Inc.	15,300	793
	The Allstate Corp.	16,470	792
	Discover Financial Services	47,500	778
	Simon Property Group, Inc. REIT	7,596	706
	The Hartford Financial Services Group Inc.	9,070	687
	Bank of New York Mellon Corp.	15,912	664
	Capital One Financial Corp.	13,060	643
	Everest Re Group, Ltd.	7,100	636
	Cullen/Frost Bankers, Inc.	11,500	610
	Bank of Hawaii Corp.	12,300	610
	Axis Capital Holdings Ltd.	17,400	591
	American Express Co.	13,220	578
	ProLogis REIT	9,800	577
	Charles Schwab Corp.	30,300	571
	PartnerRe Ltd.	7,400	565
	Pacific Capital Bancorp	25,580	550
	Endurance Specialty
	Holdings Ltd.	15,000	549
	Franklin Resources Corp.	5,610	544
	Cash America
	International Inc.	14,700	535
	Invesco, Ltd.	21,300	519
	Merrill Lynch & Co., Inc.	12,140	495
	Unum Group	21,600	475
	General Growth
	Properties Inc. REIT	12,300	469
	Associated Banc-Corp.	17,300	461
	HCP, Inc. REIT	13,100	443
	Comerica, Inc.	12,200	428

Structured Broad Market Fund

			Market
			Value•
		Shares	($000)
	Prudential Financial, Inc.	5,440	426
	The Chubb Corp.	7,770	384
	The St. Joe Co.	8,300	356
	Highwood Properties, Inc. REIT	11,200	348
	Raymond James Financial, Inc.	15,100	347
*	Nasdaq Stock Market Inc.	8,800	340
	WSFS Financial Corp.	6,800	335
	Tanger Factory Outlet Centers, Inc. REIT	8,500	327
	Douglas Emmett, Inc. REIT	14,700	324
	Hospitality Properties Trust REIT	9,300	316
	City Bank Lynnwood (WA)	13,900	310
	SL Green Realty Corp. REIT	3,700	301
	AFLAC Inc.	4,540	295
	Senior Housing Properties Trust REIT	12,300	291
	CNA Financial Corp.	10,600	273
	Host Hotels & Resorts Inc. REIT	15,900	253
	Fannie Mae	9,590	252
	CME Group, Inc.	500	235
	Colonial Properties Trust REIT	9,300	224
	Plum Creek Timber Co. Inc. REIT	5,300	216
	Nationwide Health Properties, Inc. REIT	5,500	186
	Lehman Brothers Holdings, Inc.	4,780	180
	UnionBanCal Corp.	3,483	171
	Aspen Insurance Holdings Ltd.	6,400	169
	RenaissanceRe Holdings Ltd.	3,200	166
	Regions Financial Corp.	7,900	156
	PNC Financial Services Group	2,040	134
	Assurant, Inc.	2,188	133
*	Arch Capital Group Ltd.	1,900	130
	Odyssey Re Holdings Corp.	3,400	125
	WesBanco, Inc.	4,700	116
	Marshall & Ilsley Corp.	5,000	116
*	First Federal Financial Corp.	4,200	114
	Associated Estates
	Realty Corp. REIT	9,500	109
	Federal Realty
	Investment Trust REIT	1,300	101
	SunTrust Banks, Inc.	1,790	99
	The First Marblehead Corp.	12,819	96
	New York Community
	Bancorp, Inc.	4,900	89
	Freddie Mac	3,300	84
	American National
	Insurance Co.	700	75
*	CB Richard Ellis Group, Inc.	3,100	67
	FirstMerit Corp.	3,100	64
	Advanta Corp. Class B	7,803	55
	Loews Corp.	1,310	53
	Taubman Co. REIT	1,000	52

			Market
			Value•
		Shares	($000)
	Great Southern Bancorp, Inc.	3,200	50
	Post Properties, Inc. REIT	1,300	50
^	Sierra Bancorp	2,000	43
	Oriental Financial Group Inc.	2,100	41
	BOK Financial Corp.	700	37
	The Macerich Co. REIT	500	35
*	MF Global Ltd.	1,900	19
	Jones Lang LaSalle Inc.	200	15
	Baldwin & Lyons, Inc. Class B	500	13
			46,174
Health Care (11.6%)
	Johnson & Johnson	55,105	3,575
	Pfizer Inc.	146,080	3,057
	Merck & Co., Inc.	45,010	1,708
	Abbott Laboratories	23,800	1,313
	Eli Lilly & Co.	24,320	1,255
	Wyeth	25,240	1,054
	Baxter International, Inc.	17,060	986
	UnitedHealth Group Inc.	24,150	830
*	Express Scripts Inc.	12,400	798
	Medtronic, Inc.	15,530	751
*	Medco Health Solutions, Inc.	16,700	731
	CIGNA Corp.	17,850	724
*	WellPoint Inc.	16,250	717
*	Laboratory Corp. of America Holdings	9,600	707
*	Forest Laboratories, Inc.	17,600	704
	AmerisourceBergen Corp.	16,700	684
*	Humana Inc.	14,900	668
	Aetna Inc.	15,880	668
*	Biogen Idec Inc.	10,600	654
	Perrigo Co.	16,800	634
*	Warner Chilcott Ltd.	35,000	630
*	Gilead Sciences, Inc.	11,380	586
*	Amgen, Inc.	13,815	577
*	Kinetic Concepts, Inc.	11,700	541
	Bristol-Myers Squibb Co.	24,430	520
	Schering-Plough Corp.	35,410	510
*	Cynosure Inc.	23,100	492
*	St. Jude Medical, Inc.	10,700	462
*	AMERIGROUP Corp.	16,400	448
*	Myriad Genetics, Inc.	11,100	447
*	K-V Pharmaceutical Co. Class A	16,700	417
*	Genentech, Inc.	5,120	416
*	OSI Pharmaceuticals, Inc.	10,200	381
	Becton, Dickinson & Co.	4,420	379
*	Isis Pharmaceuticals, Inc.	25,530	360
*	Thermo Fisher Scientific, Inc.	5,300	301
*	Obagi Medical Products, Inc.	33,000	286
	Chemed Corp.	6,600	279
*	PDL BioPharma Inc.	24,200	256
*	Pediatrix Medical Group, Inc.	3,600	243
*	Onyx Pharmaceuticals, Inc.	7,500	218
*	Celgene Corp.	2,800	172
	Cardinal Health, Inc.	1,710	90

Structured Broad Market Fund

			Market
			Value•
		Shares	($000)
	Stryker Corp.	1,200	78
*	Enzon Pharmaceuticals, Inc.	5,800	53
*	Xenoport Inc.	1,247	50
*	MedCath Corp.	1,900	35
*	Endo Pharmaceuticals Holdings, Inc.	1,400	34
*	Gentiva Health Services, Inc.	1,300	28
*	Apria Healthcare Group Inc.	1,350	27
*	Invitrogen Corp.	300	26
*	eResearch Technology, Inc.	1,200	15
*	PharMerica Corp.	800	13
			31,588
Industrials (12.4%)
	General Electric Co.	185,980	6,883
	The Boeing Co.	18,160	1,351
	Caterpillar, Inc.	16,120	1,262
	United Parcel Service, Inc.	16,080	1,174
	Honeywell International Inc.	19,570	1,104
	CSX Corp.	19,300	1,082
	United Technologies Corp.	15,340	1,056
	Deere & Co.	12,000	965
	Lockheed Martin Corp.	9,350	928
	Union Pacific Corp.	7,400	928
	Waste Management, Inc.	25,700	862
	Ingersoll-Rand Co.	19,100	851
	Raytheon Co.	12,700	821
	Parker Hannifin Corp.	11,800	817
	Northrop Grumman Corp.	10,130	788
	Textron, Inc.	14,188	786
	3M Co.	9,830	778
*	Terex Corp.	10,800	675
	Harsco Corp.	11,300	626
	The Manitowoc Co., Inc.	15,300	624
	Cooper Industries, Inc. Class A	15,400	618
	Manpower Inc.	10,400	585
	Robbins & Myers, Inc.	16,200	529
	Cummins Inc.	11,120	521
*	Allied Waste Industries, Inc.	45,320	490
	GATX Corp.	12,320	481
*	Gardner Denver Inc.	12,600	467
	Emerson Electric Co.	9,040	465
	UAL Corp.	18,800	405
	Belden Inc.	10,400	367
	Trinity Industries, Inc.	13,600	362
	Genco Shipping and Trading Ltd.	6,400	361
*	Northwest Airlines Corp.	39,100	351
	FedEx Corp.	3,660	339
	General Dynamics Corp.	4,050	338
*	AGCO Corp.	5,500	329
	Burlington Northern Santa Fe Corp.	3,370	311
	L-3 Communications
	Holdings, Inc.	2,300	251
*	Volt Information Sciences Inc.	14,331	243

			Market
			Value•
		Shares	($000)
	A.O. Smith Corp.	7,200	237
*	RSC Holdings Inc.	15,900	173
	Illinois Tool Works, Inc.	3,380	163
	Kennametal, Inc.	4,800	141
*	Perini Corp.	3,600	130
	CompX International Inc.	13,500	124
	Tyco International, Ltd.	2,450	108
*	GrafTech International Ltd.	6,500	105
*	United Stationers, Inc.	2,200	105
	Precision Castparts Corp.	800	82
*	McDermott International, Inc.	1,300	71
	R.R. Donnelley & Sons Co.	2,300	70
	Danaher Corp.	800	61
	Bowne & Co., Inc.	3,800	58
	Twin Disc, Inc.	3,500	55
	Hubbell Inc. Class B	600	26
*	Tecumseh Products Co. Class A	500	15
	Mueller Industries Inc.	500	14
	The Toro Co.	300	12
*	TBS International Ltd.	400	12
			33,936
Information Technology (15.5%)
	Microsoft Corp.	164,598	4,671
	International Business Machines Corp.	28,210	3,248
	Hewlett-Packard Co.	56,330	2,572
	Intel Corp.	119,490	2,531
*	Cisco Systems, Inc.	102,850	2,478
*	Apple Inc.	15,820	2,270
*	Oracle Corp.	85,800	1,678
*	Google Inc.	3,660	1,612
	QUALCOMM Inc.	28,920	1,186
	Texas Instruments, Inc.	36,570	1,034
	Corning, Inc.	41,470	997
	MasterCard, Inc. Class A	4,470	997
*	Symantec Corp.	46,900	779
*	EMC Corp.	52,430	752
	Seagate Technology	35,400	741
*	BMC Software, Inc.	22,500	732
	Automatic Data Processing, Inc.	16,980	720
	Accenture Ltd.	20,000	703
*	NVIDIA Corp.	34,950	692
	Xerox Corp.	45,700	684
	Electronic Data Systems Corp.	39,140	652
*	Intuit, Inc.	24,000	648
*	Sun Microsystems, Inc.	40,650	631
*	SPSS, Inc.	15,100	586
*	Dell Inc.	28,480	567
*	Avnet, Inc.	17,200	563
*	Yahoo! Inc.	17,870	517
*	AsiaInfo Holdings, Inc.	42,300	459
*	MEMC Electronic Materials, Inc.	6,420	455
*	eBay Inc.	13,910	415
*	Pericom Semiconductor Corp.	27,400	402

Structured Broad Market Fund

			Market
			Value•
		Shares	($000)
*	LAM Research Corp.	10,200	390
*	Multi-Fineline Electronix, Inc.	18,900	355
*	Cadence Design Systems, Inc.	32,600	348
*	Skyworks Solutions, Inc.	46,100	336
*	Blue Coat Systems, Inc.	12,483	275
*	Computer Sciences Corp.	6,500	265
	Applied Materials, Inc.	13,000	254
*	CommScope, Inc.	6,700	233
*	Novatel Wireless, Inc.	22,200	215
*	Western Digital Corp.	7,800	211
	Tyco Electronics Ltd.	5,850	201
*	S1 Corp.	27,700	197
*	Vignette Corp.	14,900	197
*	Interwoven Inc.	18,100	193
	National Semiconductor Corp.	10,300	189
	Motorola, Inc.	16,530	154
	Xilinx, Inc.	6,400	152
*	Cymer, Inc.	5,300	138
*	Dolby Laboratories Inc.	3,800	138
*	Amkor Technology, Inc.	12,790	137
*	Adobe Systems, Inc.	2,800	100
*	Varian Semiconductor Equipment Associates, Inc.	2,900	82
	United Online, Inc.	7,600	80
*	Amdocs Ltd.	2,700	77
	^Imergent, Inc.	6,300	72
*	Metavante Technologies	2,000	40
*	Kulicke & Soffa Industries, Inc.	5,600	27
*	Emulex Corp.	1,500	24
*	Greenfield Online, Inc.	1,900	23
*	Sybase, Inc.	700	18
*	Ciber, Inc.	3,200	16
	Methode Electronics, Inc. Class A	1,300	15
	Integral Systems, Inc.	500	15
*	Immersion Corp.	1,600	11
			42,150
Materials (4.2%)
	Monsanto Co.	12,726	1,419
	United States Steel Corp.	7,500	952
	Dow Chemical Co.	23,220	856
*	Owens-Illinois, Inc.	14,500	818
	Alcoa Inc.	22,310	804
	Freeport-McMoRan Copper & Gold, Inc. Class B	8,200	789
	AK Steel Holding Corp.	12,500	680
	International Paper Co.	24,300	661
	Lubrizol Corp.	11,500	638
*	The Mosaic Co.	5,900	605
*	Terra Industries, Inc.	14,700	522
	E.I. du Pont de Nemours & Co.	10,780	504
	Celanese Corp. Series A	11,500	449
	CF Industries Holdings, Inc.	3,600	373
	Allegheny Technologies Inc.	5,000	357
*	OM Group, Inc.	5,400	295

			Market
			Value•
		Shares	($000)
	Praxair, Inc.	2,400	202
	Southern Peru Copper Corp. (U.S. Shares)	1,320	137
	Rock-Tenn Co.	4,200	126
	PPG Industries, Inc.	1,600	97
	Ball Corp.	1,802	83
	Eastman Chemical Co.	1,300	81
			11,448
Telecommunication Services (3.1%)
	AT&T Inc.	123,529	4,731
	Verizon Communications Inc.	46,930	1,711
*	American Tower Corp. Class A	15,700	616
*	Cincinnati Bell Inc.	97,500	415
	Qwest Communications International Inc.	87,400	396
	Embarq Corp.	8,100	325
	Sprint Nextel Corp.	21,289	142
	Alaska Communications Systems Holdings, Inc.	6,300	77
	Telephone & Data Systems, Inc.	1,900	75
	Windstream Corp.	900	11
			8,499
Utilities (3.9%)
	Edison International	16,540	811
*	Mirant Corp.	20,700	753
	Exelon Corp.	9,040	735
	Consolidated Edison Inc.	18,000	715
	Duke Energy Corp.	38,990	696
	Public Service Enterprise Group, Inc.	16,400	659
	Energen Corp.	10,200	635
	DTE Energy Co.	16,000	622
	Atmos Energy Corp.	24,200	617
	Pepco Holdings, Inc.	24,200	598
	Alliant Energy Corp.	16,000	560
	American Electric Power Co., Inc.	12,800	533
	Southern Union Co.	21,200	493
	Portland General Electric Co.	20,600	465
	Southern Co.	10,660	380
	ONEOK, Inc.	5,800	259
	Progress Energy, Inc.	5,100	213
	WGL Holdings Inc.	6,100	196
	FPL Group, Inc.	3,033	190
	Dominion Resources, Inc.	4,200	172
	SCANA Corp.	1,600	59
	Questar Corp.	800	45
*	Reliant Energy, Inc.	1,900	45
	UGI Corp. Holding Co.	1,300	32
			10,483
Total Common Stocks
(Cost $285,584)			271,474

Structured Broad Market Fund

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.3%)
2	Vanguard Market Liquidity Fund, 2.800%	545,784	546
2	Vanguard Market Liquidity Fund,2.800%—Note E	141,600	142
			688
		Face
		Amount
		($000)
U.S. Agency Obligation (0.2%)
3	Federal Home Loan Mortgage Corp.
4	3.607%, 4/7/08	200	200
4	1.740%, 8/29/08	300	297
			497
Total Temporary Cash Investments
(Cost $1,185)			1,185
Total Investments (100.0%)
(Cost $286,769)			272,659
Other Assets and Liabilities (0.0%)
Other Assets—Note B			474
Liabilities—Note E			(375)
			99
Net Assets (100%)			272,758

At March 31, 2008, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	298,570
Undistributed Net Investment Income	1,196
Accumulated Net Realized Losses	(12,911)
Unrealized Appreciation (Depreciation)
Investment Securities	(14,110)
Futures Contracts	13
Net Assets	272,758

Institutional Shares—Net Assets
Applicable to 501,376 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	12,158
Net Asset Value Per Share—
Institutional Shares	$24.25

Institutional Plus Shares—Net Assets
Applicable to 5,373,159 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	260,600
Net Asset Value Per Share—
Institutional Plus Shares	$48.50

•	See Note A in Notes to Financial Statements.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.
*	Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $497,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Structured Broad Market Fund

Statement of Operations

Six Months Ended
March 31, 2008
($000)
Investment Income
Income
Dividends	2,701
Interest[1]	21
Security Lending	6
Total Income	2,728
Expenses
The Vanguard Group—Note B
Investment Advisory Services	75
Management and Administrative
Institutional Shares	8
Institutional Plus Shares	82
Marketing and Distribution
Institutional Shares	2
Institutional Plus Shares	22
Custodian Fees	10
Shareholders’ Reports
Institutional Shares	1
Institutional Plus Shares	1
Total Expenses	201
Net Investment Income	2,527
Realized Net Gain (Loss)
Investment Securities Sold	(12,401)
Futures Contracts	46
Realized Net Gain (Loss)	(12,355)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(30,622)
Futures Contracts	(10)
Change in Unrealized Appreciation (Depreciation)	(30,632)
Net Increase (Decrease) in Net Assets Resulting from Operations	(40,460)

1 Interest income from an affiliated company of the fund was $21,000.

Structured Broad Market Fund

Statement of Changes in Net Assets

		October 3,
	Six Months Ended	2006[1] to
	March 31,	September 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,527	2,500
Realized Net Gain (Loss)	(12,355)	4,491
Change in Unrealized Appreciation (Depreciation)	(30,632)	8,183
Net Increase (Decrease) in Net Assets Resulting from Operations	(40,460)	15,174
Distributions
Net Investment Income
Institutional Shares	(137)	(22)
Institutional Plus Shares	(3,225)	(447)
Realized Capital Gain[2]
Institutional Shares	(210)	(18)
Institutional Plus Shares	(4,456)	(363)
Total Distributions	(8,028)	(850)
Capital Share Transactions—Note F
Institutional Shares	346	13,025
Institutional Plus Shares	22,127	271,424
Net Increase (Decrease) from Capital Share Transactions	22,473	284,449
Total Increase (Decrease)	(26,015)	298,773
Net Assets
Beginning of Period	298,773	—
End of Period[3]	272,758	298,773

1 Commencement of operations as a registered investment company.

2 Includes fiscal 2008 and 2007 short-term gain distributions totaling $239,000 and $216,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

3 Net Assets—End of Period includes undistributed net investment income of $1,196,000 and $2,031,000.

Structured Broad Market Fund

Financial Highlights

Institutional Shares
	Six Months	Nov. 30,
	Ended	2006[1] to
	March 31,	Sept. 30,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$28.67	$26.59
Investment Operations
Net Investment Income	.210	.361[2]
Net Realized and Unrealized Gain (Loss) on Investments	(3.921)	1.930
Total from Investment Operations	(3.711)	2.291
Distributions
Dividends from Net Investment Income	(.280)	(.116)
Distributions from Realized Capital Gains	(.429)	(.095)
Total Distributions	(.709)	(.211)
Net Asset Value, End of Period	$24.25	$28.67

Total Return	–13.21%	8.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12	$14
Ratio of Total Expenses to Average Net Assets	0.22%*	0.25%*
Ratio of Net Investment Income to Average Net Assets	1.68%*	1.55%*
Portfolio Turnover Rate	68%*	66%

1 Inception.

2 Calculated based on average shares outstanding.

*	Annualized.

Structured Broad Market Fund

Institutional Plus Shares
	Six Months	Oct. 3,
	Ended	2006[1] to
	March 31,	Sept. 30,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$57.39	$50.00
Investment Operations
Net Investment Income	.441	.904[2]
Net Realized and Unrealized Gain (Loss) on Investments	(7.852)	6.910
Total from Investment Operations	(7.411)	7.814
Distributions
Dividends from Net Investment Income	(.621)	(.234)
Distributions from Realized Capital Gains	(.858)	(.190)
Total Distributions	(1.479)	(.424)
Net Asset Value, End of Period	$48.50	$57.39

Total Return	–13.19%	15.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$261	$285
Ratio of Total Expenses to Average Net Assets	0.14%*	0.15%*
Ratio of Net Investment Income to Average Net Assets	1.76%*	1.65%*
Portfolio Turnover Rate	68%*	66%

1 Commencement of operations as a registered investment company.

2 Calculated based on average shares outstanding.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Broad Market Fund

Notes to Financial Statements

Vanguard Structured Broad Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Quantitative Funds. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares. Institutional Shares are available to investors who invest a minimum amount of $5 million. Institutional Plus Shares are available to investors who invest a minimum amount of $200 million ($100 million for investors with total Vanguard investments of at least $1 billion).

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s federal tax positions for the period ended September 30, 2007, and for the period ended March 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

Structured Broad Market Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2008, the fund had contributed capital of $24,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At March 31, 2008, the cost of investment securities for tax purposes was $286,769,000. Net unrealized depreciation of investment securities for tax purposes was $14,110,000, consisting of unrealized gains of $15,677,000 on securities that had risen in value since their purchase and $29,787,000 in unrealized losses on securities that had fallen in value since their purchase.

At March 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	2	662	1
E-mini S&P 500 Index	9	596	12

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended March 31, 2008, the fund purchased $115,340,000 of investment securities and sold $98,443,000 of investment securities, other than temporary cash investments.

Structured Broad Market Fund

E. The market value of securities on loan to broker-dealers at March 31, 2008, was $126,000, for which the fund received cash collateral of $142,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		October 3, 2006[1] to
	March 31, 2008		September 30, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	—	—	12,985	488
Issued in Lieu of Cash Distributions	346	12	40	1
Redeemed	—	—	—	—
Net Increase (Decrease)—Institutional Shares	346	12	13,025	489
Institutional Plus Shares
Issued	18,985	353	278,615	5,086
Issued in Lieu of Cash Distributions	3,142	58	809	15
Redeemed	—	—	(8,000)	(139)
Net Increase (Decrease)—Institutional Plus Shares	22,127	411	271,424	4,962

1 Commencement of operations as a registered investment company.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 62 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 62 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	9/30/2007	3/31/2008	Period[1]
Based on Actual Fund Return
Structured Large-Cap Equity Fund
Institutional Shares	$1,000.00	$877.16	$1.03
Institutional Plus Shares	1,000.00	877.55	0.61
Structured Large-Cap Growth Fund
Institutional Shares	$1,000.00	$881.46	$1.03
Institutional Plus Shares	1,000.00	881.72	0.71
Structured Large-Cap Value Fund
Institutional Plus Shares	$1,000.00	$858.67	$0.60
Structured Broad Market Fund
Institutional Shares	$1,000.00	$867.88	$1.03
Institutional Plus Shares	1,000.00	868.07	0.65
Based on Hypothetical 5% Yearly Return
Structured Large-Cap Equity Fund
Institutional Shares	$1,000.00	$1,023.90	$1.11
Institutional Plus Shares	1,000.00	1,024.35	0.66
Structured Large-Cap Growth Fund
Institutional Shares	$1,000.00	$1,023.90	$1.11
Institutional Plus Shares	1,000.00	1,024.25	0.76
Structured Large-Cap Value Fund
Institutional Plus Shares	$1,000.00	$1,024.35	$0.66
Structured Broad Market Fund
Institutional Shares	$1,000.00	$1,023.90	$1.11
Institutional Plus Shares	1,000.00	1,024.30	0.71

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.22% for the Structured Large-Cap Equity Fund Institutional Shares, 0.13% for the Institutional Plus Shares; 0.22% for the Structured Large-Cap Growth Fund Institutional Shares, 0.15% for the Institutional Plus Shares; 0.13% for the Structured Large-Cap Value Fund Institutional Plus Shares; 0.22% for the Structured Broad Market Fund Institutional Shares, 0.14% for the Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Structured Large-Cap Equity Fund, Structured Large-Cap Growth Fund, Structured Large-Cap Value Fund, and Structured Broad Market Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether or not the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of each fund’s investment management since its inception, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985 and has led the Quantitative Equity Group since 1987. James D. Troyer and James P. Stetler, the managers primarily responsible for the day-to-day management of the funds, have worked in investment management since 1979 and 1996, respectively. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each fund’s advisory arrangement.

Investment performance

The board considered the performance of each fund since its inception, including any periods of outperformance or underperformance of the relevant benchmark and peer group. The board concluded that the advisor has carried out each fund’s investment strategy in disciplined fashion, and that the performance results have been within competitive norms. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that each fund’s expense ratio was significantly below the average expense ratio charged by each fund’s respective peer group. The board noted that each fund’s advisory expenses were also well below the respective peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew each advisory arrangement again after a one-year period.

Glossary

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
155 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
155 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
155 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
155 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
155 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
155 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
155 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
155 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
155 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
155 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
155 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
155 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	George U. Sauter
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Connect with Vanguard, and the ship logo
are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for People	All comparative mutual fund data are from Lipper Inc.
With Hearing Impairment > 800-952-3335	or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by
fund only if preceded or accompanied by	calling Vanguard at 800-662-2739. The guidelines are
the fund’s current prospectus.	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q08702 052008

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: May 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: May 13, 2008

VANGUARD QUANTITATIVE FUNDS

By:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: May 13, 2008

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.